As filed with the SEC on April 29, 2021

Registration No. 333-130942

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 100	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE
ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

640 Fifth Ave

New York, New York  10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York  10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐                      immediately upon filing pursuant to paragraph (b) of rule 485

☒                     on April 30, 2021, pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a) (1) of rule 485

☐                      on         , pursuant to paragraph (a) (1) of rule 485

☐                      75 days after filing pursuant to paragraph (a) (2) of rule 485                                                    Page    of

☐                      on , pursuant to paragraph (a) (2) of rule 485                                                            Exhibit Index Appears on Page

Prospectus

Freedom Lifetime Income

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life", the "Company", "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity® VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity® VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity® VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity® VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the Investment Options (the "FundsManager Investment Options") each invests in a single Fidelity® VIP FundsManager® Portfolio. The Fidelity® VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity® VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity® VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity® VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity® VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity® VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio"). The remaining Investment Option invests solely in the Fidelity® VIP Government Money Market Portfolio ("Government Money Market Fund").

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Collectively, the Fidelity® VIP Freedom Lifetime Income® Funds, Fidelity® VIP FundsManager® Portfolios, and the Fidelity® VIP Government Money Market Fund are known as "the Funds."

Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and Fidelity VIP Government Money Market Fund is Fidelity Management & Research Company LLC.

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's web site at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2021. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 20.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectus for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2021

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	2
The Variable Account	2
Financial Statements	3
The Funds	3
The Investment Advisers	3
Facts About the Contract
Purchase of a Contract	4
Free Look Privilege	4
Investment Allocation of Your Purchase Payment	5
Exchanges	5
Charges	7
Annuity Income Dates	7
Signature Guarantee or Customer Authentication	7
Death Benefit	8
Annuity Income	8
Benchmark Rate of Return	9
Comparing Withdrawal Period to Guarantee Period	9
Frequency of Annuity Income Dates	9
Choosing Your Annuity Income Option	9
Annuity Income Options Without a Withdrawal Period	9
Guarantee Period	10
Annuity Income Options With a Withdrawal Period	10
Withdrawal Provisions	11
Reports	13
More About the Contract
Tax Considerations	13
Other Contract Provisions	16
Selling the Contracts	17
Postponement of Benefits	18
More About the Variable Account and the Funds
Changes in Investment Options	18
Total Return for an Investment Option	18
Voting Rights	18
Litigation	19
Table of Contents of the Statement of Additional Information	20

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio and Government Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract). You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one investment option at any time.

There are nine Investment Options: Lifetime Income® I Fund; Lifetime Income® II Fund; Lifetime Income® III Fund; FundsManager® 20% Portfolio; FundsManager® 50% Portfolio; FundsManager® 60% Portfolio; FundsManager® 70% Portfolio; and FundsManager® 85% Portfolio; and Government Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the Government Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Government Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and EFILI and should be retained.

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Fee Table

The following tables describe the fees and expenses that you will pay while owning the Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or make Exchanges between Investment Options. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

Contract Owner Transaction Expenses	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including fund fees and expenses.

Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.26%	0.93%

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts the Company may offer, as described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income® I Fund, Lifetime Income® II Fund, Lifetime Income® III Fund, FundsManager® 20% Portfolio, FundsManager® 50% Portfolio, FundsManager® 60% Portfolio, FundsManager® 70% Portfolio, and FundsManager® 85% Portfolio, and Government Money Market Fund.

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FINANCIAL STATEMENTS

Financial statements for EFILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Each of Lifetime Income I Fund, Lifetime Income II Fund, and Lifetime Income III Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Fidelity Management & Research Company LLC, (the Adviser) invests each Fidelity VIP Freedom Lifetime Income Fund's assets primarily in a combination of Fidelity® funds: domestic equity funds, international equity funds, bond funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The Adviser allocates the assets of each fund according to a neutral asset allocation strategy that adjusts over time until it reaches an ultimate target asset allocation. The Adviser may modify each fund's asset allocations from time to time when in the interests of shareholders.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The fund reaches an ultimate target allocation approximately between 2015 and 2020.

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The fund reaches an ultimate target allocation approximately between 2025 and 2030.

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The fund reaches an ultimate target allocation approximately between 2035 and 2040.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. Fidelity Management & Research Company LLC, invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed-income funds, and money market funds. Each fund's assets are invested according to the fund's approximate target asset allocation to equity funds reflected in its name.

FundsManager® 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation. The target asset allocation of FundsManager® 20% Portfolio is approximately 14% domestic equity funds, 6% international equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager® 50% Portfolio seeks high total return. The target asset allocation of FundsManager® 50% Portfolio is approximately 35% domestic equity funds, 15% international equity funds, 40% fixed-income funds, and 10% money market funds.

FundsManager® 60% Portfolio seeks high total return. The target asset allocation of FundsManager® 60% Portfolio is approximately 42% domestic equity funds, 18% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager® 70% Portfolio seeks high total return. The target asset allocation of FundsManager® 70% Portfolio is approximately 49% domestic equity funds, 21% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager® 85% Portfolio seeks high total return. The target asset allocation of FundsManager® 85% Portfolio is approximately 60% domestic equity funds, 25% international equity funds, and 15% fixed-income funds.

The Government Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

IMPORTANT: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

THE INVESTMENT ADVISER

Fidelity Management & Research Company LLC

Fidelity Management & Research Company LLC is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager, and in this capacity administers each fund's / portfolio's asset allocation program.

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Fidelity Management & Research Company LLC is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company LLC is also the investment adviser for the Fidelity VIP Government Money Market Fund.

The address of Fidelity Management & Research Company LLC is 245 Summer Street, Boston, Massachusetts 02210.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

•  You or the Joint Annuitant generally must be no more than 85 years old on the Contract Date. To have a Withdrawal Period, you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1)  you have provided all the information requested on the application form, including your choice of annuity income option;

(2)  we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3)  we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

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For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract. Together with your contract, we will send you a letter containing the date on which your free look period ends.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

Your Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option for the period that ends fifteen (15) days after your contract's issue date. At the end of the Valuation Period in which the fifteenth day occurs any amount then in the Government Money Market Investment Option will be reallocated to the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange. An automatic transfer from the Government Money Market Investment Option to another Investment Option during or at the end your free look period will not count as an Exchange.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Government Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

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EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research Company LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount transferred will be uninvested.

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CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Government Money Market Investment Option.

2.  Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4.  Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5.  Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Contract Ownership.

2.  In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

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DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Government Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Government Money Market Investment Option.

Your units of the Government Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

You will be entirely invested in the Government Money Market Investment Option for 15 days after the Contract is issued. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

EFILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at

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the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options EFILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

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Option 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

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Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your contract or make withdrawals from your Contract, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

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Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using the 1983 Individual Annuitant Mortality Table "a" and the Benchmark Rate of Return. The mortality assumption used contains higher mortality rates than the tables used to determine the original level of annuity payments.

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REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

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Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your required minimum distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1/2; (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the

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first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1/2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1/2 you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Empire Fidelity Investments Life's Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

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Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2.  Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant. For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4.  Beneficiary. For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

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Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Choosing Your Annuity Income Options.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7.  Dividends. The Contract is "non-participating". This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8.  Notification of Death. If there are two Annuitants, the survivor is responsible for informing us of the other Annuitant's death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9.  Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10.  Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation LLC is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917, and for Fidelity Distributors Corporation LLC, 900 Salem Street, Smithfield, Rhode Island 02917. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the

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Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason. Payments delayed for 10 days or longer will be credited with interest at a rate equal to the minimum rate required by applicable law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

EFILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

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Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

EFFLI-PRO-0421

1.825528.116

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  When this Contract is issued, you have 30 days after you receive it from us to examine it. Within those 30 days, you can return the contract to us for any reason. If you do return the Contract, the Contract will be canceled. If you choose to cancel the contract, return it to the Annuity Service Center with a written request within the free look period. If you cancel the contract within ten days after you receive it, we will refund the greater of (1) your Purchase Payment in full, neither crediting your account for earnings or charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option. If you cancel the Contract after the tenth day from when it is received, we will promptly refund your Purchase Payment, including any fees or charges deducted from the purchase payment that is allocated to the separate account, plus or minus the investment performance of the Contract. If your freelook period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability;

FLI IRA-DISC

Not Part of the Prospectus

(2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10.  The entire interest in your IRA must be distributed or commence to be distributed no later than your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary).

Since on December 20, 2019 this IRA was a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the Setting Every Community Up for Retirement Enhancement Act of 2019 ("SECURE Act"), then upon your death any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11.  Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13.  The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14.  Further information concerning IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15.  The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a Beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16.  The annuity income from your Purchase Payment allocated to the Investment Option will vary depending upon the actual investment performance of the Investment Option you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17.  As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a)  Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.10%.

(b)  Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.50%.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Option incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FLI IRA-DISC

Not Part of the Prospectus

2

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company ("EFILI" or the "Company") through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2021 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFFLI-PTB-0421
1.825529.116

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

•  Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

•  Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts has been discontinued although you may continue to make exchanges among Subaccounts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

3

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Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2020

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$22,705	$176,562	$5,887	$35,614	$41,974	$42,707	$74,727	$61,214
Receivable from EFILI	2	—	5	—	23	—	24	—
Total assets	22,707	176,562	5,892	35,614	41,997	42,707	74,751	61,214
Liabilities:
Payable to EFILI	—	1	—	—	—	—	—	—
Total net assets	$22,707	$176,561	$5,892	$35,614	$41,997	$42,707	$74,751	$61,214
Net Assets:
Retirement Reserves	$22,318	$—	$4,931	$—	$37,956	$—	$70,290	$—
Income Advantage	389	—	961	—	4,041	—	4,461	—
Personal Retirement	—	175,918	—	35,614	—	42,707	—	61,214
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	643	—	—	—	—	—	—
Total net assets	$22,707	$176,561	$5,892	$35,614	$41,997	$42,707	$74,751	$61,214
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	1,057	—	81	—	268	—	247	—
Unit Value	$21.11	$—	$61.16	$—	$141.40	$—	$284.50	$—
Income Advantage:
Units Outstanding	19	—	16	—	30	—	16	—
Unit Value	$20.21	$—	$58.55	$—	$135.36	$—	$272.36	$—
Personal Retirement:
Units Outstanding	—	16,061	—	1,751	—	1,476	—	1,061
Highest Unit Value	$—	$11.74	$—	$27.99	$—	$44.42	$—	$84.64
Lowest Unit Value	$—	$10.29	$—	$17.88	$—	$26.91	$—	$54.70
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	68	—	—	—	—	—	—
Highest Unit Value	$—	$9.58	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.13	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Unit Value	$—	$9.39	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$8,512	$20,602	$18,256	$92,809	$26,863	$28,373
Receivable from EFILI	—	—	14	—	9	—
Total assets	8,512	20,602	18,270	92,809	26,872	28,373
Liabilities:
Payable to EFILI	4	—	—	—	—	—
Total net assets	$8,508	$20,602	$18,270	$92,809	$26,872	$28,373
Net Assets:
Retirement Reserves	$8,099	$—	$15,998	$—	$25,586	$—
Income Advantage	409	—	2,272	—	1,286	—
Personal Retirement	—	20,602	—	92,809	—	28,373
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$8,508	$20,602	$18,270	$92,809	$26,872	$28,373
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	121	—	317	—	337	—
Unit Value	$66.80	$—	$50.44	$—	$75.99	$—
Income Advantage:
Units Outstanding	6	—	47	—	18	—
Unit Value	$63.95	$—	$48.29	$—	$72.74	$—
Personal Retirement:
Units Outstanding	—	903	—	5,485	—	1,192
Highest Value	$—	$30.89	$—	$19.38	$—	$31.02
Lowest Value	$—	$22.50	$—	$15.05	$—	$22.13
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$321,707	$8,139	$10,957	$139,185	$193,861	$16,448	$277,384
Receivable from EFILI	22	5	—	50	—	—	1
Total assets	321,729	8,144	10,957	139,235	193,861	16,448	277,385
Liabilities:
Payable to EFILI	—	—	—	—	—	25	—
Total net assets	$321,729	$8,144	$10,957	$139,235	$193,861	$16,423	$277,385
Net Assets:
Retirement Reserves	$56,257	$7,782	$—	$130,625	$—	$14,731	$—
Income Advantage	5,318	362	—	8,610	—	1,692	—
Personal Retirement	260,154	—	10,957	—	193,861	—	208,838
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	68,547
Total net assets	$321,729	$8,144	$10,957	$139,235	$193,861	$16,423	$277,385
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	469	144	—	864	—	302	—
Unit Value	$119.86	$54.00	$—	$151.24	$—	$48.85	$—
Income Advantage:
Units Outstanding	46	7	—	59	—	37	—
Unit Value	$114.75	$51.70	$—	$144.79	$—	$46.76	$—
Personal Retirement:
Units Outstanding	6,280	—	394	—	4,518	—	6,188
Highest Value	$58.11	$—	$37.15	$—	$62.41	$—	$48.24
Lowest Value	$39.89	$—	$25.69	$—	$41.22	$—	$30.48
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	1,754
Highest Value	$—	$—	$—	$—	$—	$—	$42.77
Lowest Value	$—	$—	$—	$—	$—	$—	$24.93
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	843
Highest Value	$—	$—	$—	$—	$—	$—	$41.99
Lowest Value	$—	$—	$—	$—	$—	$—	$24.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$1,902	$13,703	$15,792	$25,277	$27,829	$96,747	$25,448	$50,660
Receivable from EFILI	—	—	11	—	24	—	14	—
Total assets	1,902	13,703	15,803	25,277	27,853	96,747	25,462	50,660
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$1,902	$13,703	$15,803	$25,277	$27,853	$96,747	$25,462	$50,660
Net Assets:
Retirement Reserves	$1,830	$—	$14,238	$—	$25,506	$—	$22,306	$—
Income Advantage	72	—	1,565	—	2,347	—	3,156	—
Personal Retirement	—	13,703	—	25,277	—	96,747	—	50,660
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$1,902	$13,703	$15,803	$25,277	$27,853	$96,747	$25,462	$50,660
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	34	—	284	—	292	—	370	—
Unit Value	$53.56	$—	$50.12	$—	$87.21	$—	$60.23	$—
Income Advantage:
Units Outstanding	1	—	32	—	28	—	54	—
Unit Value	$51.73	$—	$47.98	$—	$83.49	$—	$57.77	$—
Personal Retirement:
Units Outstanding	—	293	—	738	—	1,157	—	1,584
Highest Value	$—	$71.08	$—	$47.69	$—	$142.05	$—	$49.97
Lowest Value	$—	$45.10	$—	$32.44	$—	$76.72	$—	$28.26
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$3,696	$12,192	$1,929	$12,881	$35,633	$110,891	$1,191	$3,982
Receivable from EFILI	1	—	—	—	23	1	1	—
Total assets	3,697	12,192	1,929	12,881	35,656	110,892	1,192	3,982
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$3,697	$12,192	$1,929	$12,881	$35,656	$110,892	$1,192	$3,982
Net Assets:
Retirement Reserves	$3,209	$—	$1,868	$—	$33,119	$—	$1,157	$—
Income Advantage	488	—	61	—	2,537	—	35	—
Personal Retirement	—	12,192	—	12,881	—	110,892	—	3,982
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$3,697	$12,192	$1,929	$12,881	$35,656	$110,892	$1,192	$3,982
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	93	—	55	—	385	—	79	—
Unit Value	$34.48	$—	$34.05	$—	$86.02	$—	$14.60	$—
Income Advantage:
Units Outstanding	15	—	2	—	31	—	2	—
Unit Value	$33.30	$—	$32.74	$—	$82.71	$—	$14.04	$—
Personal Retirement:
Units Outstanding	—	406	—	395	—	1,285	—	465
Highest Value	$—	$60.49	$—	$36.71	$—	$175.47	$—	$11.97
Lowest Value	$—	$28.92	$—	$29.67	$—	$76.20	$—	$8.11
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$15,966	$70,414	$1,304	$12,902	$2,065	$14,282	$2,580	$22,275
Receivable from EFILI	7	—	—	—	1	—	3	—
Total assets	15,973	70,414	1,304	12,902	2,066	14,282	2,583	22,275
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$15,973	$70,414	$1,304	$12,902	$2,066	$14,282	$2,583	$22,275
Net Assets:
Retirement Reserves	$15,034	$—	$1,293	$—	$1,998	$—	$2,348	$—
Income Advantage	939	—	11	—	68	—	235	—
Personal Retirement	—	70,414	—	12,902	—	14,282	—	22,275
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$15,973	$70,414	$1,304	$12,902	$2,066	$14,282	$2,583	$22,275
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	208	—	67	—	35	—	45	—
Unit Value	$72.13	$—	$19.18	$—	$57.89	$—	$52.24	$—
Income Advantage:
Units Outstanding	13	—	1	—	1	—	5	—
Unit Value	$69.36	$—	$18.44	$—	$55.67	$—	$50.23	$—
Personal Retirement:
Units Outstanding	—	1,066	—	571	—	381	—	435
Highest Value	$—	$92.98	$—	$42.04	$—	$59.21	$—	$91.45
Lowest Value	$—	$63.95	$—	$16.75	$—	$33.91	$—	$50.58
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class
Assets:
Investments at market value	$2,469	$13,974	$5,340	$65,259	$2,683	$36,305
Receivable from EFILI	1	—	3	—	—	—
Total assets	2,470	13,974	5,343	65,259	2,683	36,305
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,470	$13,974	$5,343	$65,259	$2,683	$36,305
Net Assets:
Retirement Reserves	$2,316	$—	$4,441	$—	$2,558	$—
Income Advantage	154	—	902	—	125	—
Personal Retirement	—	13,974	—	65,259	—	36,305
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,470	$13,974	$5,343	$65,259	$2,683	$36,305
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	61	—	193	—	88	—
Unit Value	$37.67	$—	$23.06	$—	$29.00	$—
Income Advantage:
Units Outstanding	4	—	40	—	4	—
Unit Value	$36.38	$—	$22.30	$—	$28.10	$—
Personal Retirement:
Units Outstanding	—	582	—	3,396	—	1,168
Highest Value	$—	$53.86	$—	$23.37	$—	$59.25
Lowest Value	$—	$22.33	$—	$16.21	$—	$29.41
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Assets:
Investments at market value	$1,929	$15,689	$923	$5,013
Receivable from EFILI	—	—	—	—
Total assets	1,929	15,689	923	5,013
Liabilities:
Payable to EFILI	—	—	—	—
Total net assets	$1,929	$15,689	$923	$5,013
Net Assets:
Retirement Reserves	$1,571	$—	$923	$—
Income Advantage	358	—	—	—
Personal Retirement	—	15,689	—	5,013
Freedom Lifetime Income	—	—	—	—
Growth and Guaranteed Income	—	—	—	—
Total net assets	$1,929	$15,689	$923	$5,013
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	58	—	50	—
Unit Value	$26.91	$—	$18.52	$—
Income Advantage:
Units Outstanding	14	—	—	—
Unit Value	$26.08	$—	$—	$—
Personal Retirement:
Units Outstanding	—	520	—	267
Highest Value	$—	$53.90	$—	$20.30
Lowest Value	$—	$27.85	$—	$16.63
Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Receivable from EFILI	—	—	—	—	—	—
Total assets	977	2,532	1,154	5,550	1,281	9,329
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Net Assets:
Retirement Reserves	$977	$—	$1,154	$—	$1,281	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	2,532	—	5,550	—	9,329
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	47	—	50	—	52	—
Unit Value	$20.73	$—	$23.08	$—	$24.62	$—
Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Personal Retirement:
Units Outstanding	—	115	—	221	—	352
Highest Value	$—	$25.83	$—	$29.27	$—	$31.32
Lowest Value	$—	$19.08	$—	$21.21	$—	$22.43
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$2,606	$23,226	$2,185	$21,612	$1,304	$20,180
Receivable from EFILI	—	1	—	—	—	—
Total assets	2,606	23,227	2,185	21,612	1,304	20,180
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,606	$23,227	$2,185	$21,612	$1,304	$20,180
Net Assets:
Retirement Reserves	$2,606	$—	$2,185	$—	$1,304	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	23,227	—	21,612	—	20,180
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,606	$23,227	$2,185	$21,612	$1,304	$20,180
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	102	—	79	—	46	—
Unit Value	$25.61	$—	$27.66	$—	$28.57	$—
Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Personal Retirement:
Units Outstanding	—	882	—	752	—	682
Highest Value	$—	$34.85	$—	$38.27	$—	$41.60
Lowest Value	$—	$24.01	$—	$26.04	$—	$27.82
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$1,604	$1,100	$2,645	$1,353	$22,784	$66,909	$158,377
Receivable from EFILI	3	4	2	1	—	5	24
Total assets	1,607	1,104	2,647	1,354	22,784	66,914	158,401
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,607	$1,104	$2,647	$1,354	$22,784	$66,914	$158,401
Net Assets:
Retirement Reserves	$—	$—	$—	$1,286	$—	$3,657	$11,794
Income Advantage	—	—	—	68	—	629	3,492
Personal Retirement	—	—	—	—	22,784	62,089	138,341
Freedom Lifetime Income	1,607	1,104	2,647	—	—	539	4,774
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,607	$1,104	$2,647	$1,354	$22,784	$66,914	$158,401
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	—	—	—	51	—	221	562
Unit Value	$—	$—	$—	$25.13	$—	$16.53	$20.96
Income Advantage:
Units Outstanding	—	—	—	3	—	39	171
Unit Value	$—	$—	$—	$24.40	$—	$16.05	$20.35
Personal Retirement:
Units Outstanding	—	—	—	—	727	3,562	6,039
Highest Value	$—	$—	$—	$—	$49.94	$18.58	$28.40
Lowest Value	$—	$—	$—	$—	$26.92	$15.81	$21.74
Freedom Lifetime Income:
Units Outstanding	79	47	99	—	—	35	242
Unit Value	$20.40	$23.41	$26.85	$—	$—	$15.54	$19.72
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$187,601	$122,957	$60,061	$1,140	$18,217	$603	$3,786
Receivable from EFILI	10	13	4	2	—	—	—
Total assets	187,611	122,970	60,065	1,142	18,217	603	3,786
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$187,611	$122,970	$60,065	$1,142	$18,217	$603	$3,786
Net Assets:
Retirement Reserves	$3,703	$5,107	$1,782	$1,012	$—	$603	$—
Income Advantage	917	1,573	465	130	—	—	—
Personal Retirement	104,325	114,843	56,890	—	18,217	—	3,786
Freedom Lifetime Income	7,974	1,447	928	—	—	—	—
Growth and Guaranteed Income	70,692	—	—	—	—	—	—
Total net assets	$187,611	$122,970	$60,065	$1,142	$18,217	$603	$3,786
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	179	221	73	33	—	26	—
Unit Value	$20.68	$23.10	$24.49	$31.04	$—	$22.80	$—
Income Advantage:
Units Outstanding	45	70	19	4	—	—	—
Unit Value	$20.16	$22.43	$23.78	$30.19	$—	$—	$—
Personal Retirement:
Units Outstanding	4,489	4,442	2,010	—	561	—	153
Highest Value	$32.61	$35.93	$42.38	$—	$41.46	$—	$49.29
Lowest Value	$22.18	$25.06	$26.56	$—	$31.26	$—	$22.76
Freedom Lifetime Income:
Units Outstanding	375	66	40	—	—	—	—
Unit Value	$21.21	$21.78	$23.16	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	2,584	—	—	—	—	—	—
Highest Value	$28.92	$—	$—	$—	$—	$—	$—
Lowest Value	$19.57	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	641	—	—	—	—	—	—
Highest Value	$28.39	$—	$—	$—	$—	$—	$—
Lowest Value	$19.18	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index
Assets:
Investments at market value	$1,455	$9,422	$770	$19,376	$868	$16,515	$29,834
Receivable from EFILI	—	—	1	—	2	—	1
Total assets	1,455	9,422	771	19,376	870	16,515	29,835
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,455	$9,422	$771	$19,376	$870	$16,515	$29,835
Net Assets:
Retirement Reserves	$1,430	$—	$754	$—	$707	$—	$2,210
Income Advantage	25	—	17	—	163	—	102
Personal Retirement	—	9,422	—	19,376	—	16,515	27,523
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,455	$9,422	$771	$19,376	$870	$16,515	$29,835
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	54	—	50	—	59	—	190
Unit Value	$26.40	$—	$15.14	$—	$11.93	$—	$11.65
Income Advantage:
Units Outstanding	1	—	1	—	14	—	9
Unit Value	$25.68	$—	$14.75	$—	$11.77	$—	$11.59
Personal Retirement:
Units Outstanding	—	280	—	981	—	1,329	2,326
Highest Value	$—	$68.31	$—	$42.88	$—	$12.48	$11.86
Lowest Value	$—	$28.16	$—	$16.08	$—	$12.35	$11.81
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity
Assets:
Investments at market value	$15,702	$5,105	$11,804	$7,474	$10,694	$4,758	$5,449
Receivable from EFILI	1	—	1	—	—	—	1
Total assets	15,703	5,105	11,805	7,474	10,694	4,758	5,450
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$15,703	$5,105	$11,805	$7,474	$10,694	$4,758	$5,450
Net Assets:
Retirement Reserves	$1,151	$181	$554	$2,243	$1,130	$546	$425
Income Advantage	62	17	27	172	114	169	114
Personal Retirement	14,490	4,907	11,224	5,059	9,450	4,043	4,911
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$15,703	$5,105	$11,805	$7,474	$10,694	$4,758	$5,450
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	83	15	49	62	29	25	16
Unit Value	$13.89	$12.13	$11.40	$36.07	$39.08	$22.09	$25.98
Income Advantage:
Units Outstanding	4	1	2	5	3	8	5
Unit Value	$13.82	$12.06	$11.34	$34.53	$37.41	$21.15	$24.87
Personal Retirement:
Units Outstanding	1,027	398	968	299	523	201	240
Highest Value	$14.14	$12.35	$11.61	$31.07	$24.55	$29.15	$27.46
Lowest Value	$14.09	$12.30	$11.56	$15.24	$15.62	$17.12	$17.12
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return
Assets:
Investments at market value	$5,596	$1,353	$7,548	$1,537	$44,368	$19,703	$54,796
Receivable from EFILI	3	2	—	1	—	—	—
Total assets	5,599	1,355	7,548	1,538	44,368	19,703	54,796
Liabilities:
Payable to EFILI	—	—	1	—	—	—	1
Total net assets	$5,599	$1,355	$7,547	$1,538	$44,368	$19,703	$54,795
Net Assets:
Retirement Reserves	$5,161	$1,159	$855	$10	$3,028	$1,064	$1,795
Income Advantage	438	196	42	—	9	27	26
Personal Retirement	—	—	6,650	1,528	41,331	18,612	52,974
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$5,599	$1,355	$7,547	$1,538	$44,368	$19,703	$54,795
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	53	17	53	2	259	73	122
Unit Value	$97.92	$67.73	$16.02	$5.62	$11.68	$14.53	$14.73
Income Advantage:
Units Outstanding	5	3	3	—	1	2	2
Unit Value	$93.74	$64.84	$15.55	$—	$11.41	$14.20	$14.39
Personal Retirement:
Units Outstanding	—	—	458	257	3,396	1,260	3,507
Highest Value	$—	$—	$27.39	$5.98	$12.43	$15.47	$15.67
Lowest Value	$—	$—	$12.83	$5.90	$11.92	$14.16	$14.54
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$34,324	$7,747	$8,451
Receivable from EFILI	—	—	—
Total assets	34,324	7,747	8,451
Liabilities:
Payable to EFILI	—	—	—
Total net assets	$34,324	$7,747	$8,451
Net Assets:
Retirement Reserves	$658	$265	$1,062
Income Advantage	14	—	—
Personal Retirement	33,652	7,482	7,389
Freedom Lifetime Income	—	—	—
Growth and Guaranteed Income	—	—	—
Total net assets	$34,324	$7,747	$8,451
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	38	26	99
Unit Value	$17.12	$10.31	$10.76
Income Advantage:
Units Outstanding	1	—	—
Unit Value	$16.82	$—	$10.57
Personal Retirement:
Units Outstanding	1,861	687	650
Highest Value	$18.21	$10.96	$11.44
Lowest Value	$17.97	$10.82	$11.29
Freedom Lifetime Income:
Units Outstanding	—	—	—
Unit Value	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$74	$498	$290	$1,771	$693	$654
Expenses:
Retirement Reserves:
Mortality and expense risk charges	189	—	39	—	259	—
Administrative and other charges	13	—	2	—	17	—
Total expenses	202	—	41	—	276	—
Income Advantage:
Mortality and expense risk charges	3	—	7	—	28	—
Administrative and other charges	1	—	3	—	9	—
Total expenses	4	—	10	—	37	—
Personal Retirement:
Mortality and expense risk charges	—	235	—	43	—	45
Administrative and other charges	—	98	—	19	—	19
Total expenses	—	333	—	62	—	64
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	6	—	—	—	—
Administrative and other charges	—	2	—	—	—	—
Total expenses	—	8	—	—	—	—
Total expenses	206	341	51	62	313	64
Net investment income (loss)	(132)	157	239	1,709	380	590
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(872)	(201)	(587)	(182)
Realized gain distributions	—	—	—	—	1,795	1,661
Net realized gain (loss) on investments	—	—	(872)	(201)	1,208	1,479
Unrealized appreciation (depreciation)	—	—	696	(625)	280	288
Net increase (decrease) in net assets from operations	$(132)	$157	$63	$883	$1,868	$2,357

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$46	$28	$33	$66	$392	$1,937
Expenses:
Retirement Reserves:
Mortality and expense risk charges	438	—	54	—	120	—
Administrative and other charges	29	—	4	—	8	—
Total expenses	467	—	58	—	128	—
Income Advantage:
Mortality and expense risk charges	29	—	3	—	17	—
Administrative and other charges	10	—	1	—	6	—
Total expenses	39	—	4	—	23	—
Personal Retirement:
Mortality and expense risk charges	—	64	—	25	—	108
Administrative and other charges	—	24	—	9	—	43
Total expenses	—	88	—	34	—	151
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	506	88	62	34	151	151
Net investment income (loss)	(460)	(60)	(29)	32	241	1,786
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,790	3,455	(60)	138	160	1,022
Realized gain distributions	5,852	4,248	35	90	6	29
Net realized gain (loss) on investments	8,642	7,703	(25)	228	166	1,051
Unrealized appreciation (depreciation)	14,366	10,146	1,115	2,115	1,078	4,093
Net increase (decrease) in net assets from operations	$22,548	$17,789	$1,061	$2,375	$1,485	$6,930

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$369	$374	$5,028	$81	$102	$303	$302
Expenses:
Retirement Reserves:
Mortality and expense risk charges	174	—	383	52	—	860	—
Administrative and other charges	12	—	26	3	—	57	—
Total expenses	186	—	409	55	—	917	—
Income Advantage:
Mortality and expense risk charges	9	—	37	3	—	59	—
Administrative and other charges	3	—	13	1	—	20	—
Total expenses	12	—	50	4	—	79	—
Personal Retirement:
Mortality and expense risk charges	—	30	284	—	14	—	227
Administrative and other charges	—	13	116	—	5	—	87
Total expenses	—	43	400	—	19	—	314
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	198	43	859	59	19	996	314
Net investment income (loss)	171	331	4,169	22	83	(693)	(12)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(175)	(142)	28,789	64	181	2,906	7,930
Realized gain distributions	322	345	1,010	102	136	627	889
Net realized gain (loss) on investments	147	203	29,799	166	317	3,533	8,819
Unrealized appreciation (depreciation)	2,907	2,757	10,751	940	1,349	29,072	36,997
Net increase (decrease) in net assets from operations	$3,225	$3,291	$44,719	$1,128	$1,749	$31,912	$45,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$208	$3,323	$4	$17	$301	$462
Expenses:
Retirement Reserves:
Mortality and expense risk charges	97	—	11	—	96	—
Administrative and other charges	6	—	1	—	6	—
Total expenses	103	—	12	—	102	—
Income Advantage:
Mortality and expense risk charges	12	—	1	—	10	—
Administrative and other charges	4	—	—	—	4	—
Total expenses	16	—	1	—	14	—
Personal Retirement:
Mortality and expense risk charges	—	271	—	14	—	28
Administrative and other charges	—	89	—	5	—	12
Total expenses	—	360	—	19	—	40
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	567	—	—	—	—
Administrative and other charges	—	154	—	—	—	—
Total expenses	—	721	—	—	—	—
Total expenses	119	1,081	13	19	116	40
Net investment income (loss)	89	2,242	(9)	(2)	185	422
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	250	4,961	(14)	297	146	(231)
Realized gain distributions	205	3,366	23	138	757	1,244
Net realized gain (loss) on investments	455	8,327	9	435	903	1,013
Unrealized appreciation (depreciation)	2,321	37,706	442	2,832	(300)	(186)
Net increase (decrease) in net assets from operations	$2,865	$48,275	$442	$3,265	$788	$1,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$3	$5	$141	$251	$37	$96
Expenses:
Retirement Reserves:
Mortality and expense risk charges	136	—	143	—	17	—
Administrative and other charges	9	—	9	—	1	—
Total expenses	145	—	152	—	18	—
Income Advantage:
Mortality and expense risk charges	13	—	20	—	2	—
Administrative and other charges	5	—	7	—	1	—
Total expenses	18	—	27	—	3	—
Personal Retirement:
Mortality and expense risk charges	—	80	—	56	—	9
Administrative and other charges	—	32	—	22	—	3
Total expenses	—	112	—	78	—	12
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	163	112	179	78	21	12
Net investment income (loss)	(160)	(107)	(38)	173	16	84
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,197	7,998	(535)	(2,260)	(81)	(431)
Realized gain distributions	1,113	3,481	—	—	149	379
Net realized gain (loss) on investments	2,310	11,479	(535)	(2,260)	68	(52)
Unrealized appreciation (depreciation)	8,496	22,806	3,839	7,610	104	379
Net increase (decrease) in net assets from operations	$10,646	$34,178	$3,266	$5,523	$188	$411

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$54	$337	$22	$52	$32	$103
Expenses:
Retirement Reserves:
Mortality and expense risk charges	17	—	185	—	8	—
Administrative and other charges	1	—	12	—	1	—
Total expenses	18	—	197	—	9	—
Income Advantage:
Mortality and expense risk charges	1	—	12	—	—	—
Administrative and other charges	—	—	4	—	—	—
Total expenses	1	—	16	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	18	—	95	—	4
Administrative and other charges	—	6	—	41	—	2
Total expenses	—	24	—	136	—	6
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	19	24	213	136	9	6
Net investment income (loss)	35	313	(191)	(84)	23	97
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	37	3,054	10,230	(97)	(293)
Realized gain distributions	51	260	489	1,460	—	—
Net realized gain (loss) on investments	97	297	3,543	11,690	(97)	(293)
Unrealized appreciation (depreciation)	(327)	(1,378)	9,258	31,211	(458)	(1,568)
Net increase (decrease) in net assets from operations	$(195)	$(768)	$12,610	$42,817	$(532)	$(1,764)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$79	$307	$26	$253	$10	$63
Expenses:
Retirement Reserves:
Mortality and expense risk charges	104	—	8	—	13	—
Administrative and other charges	7	—	1	—	1	—
Total expenses	111	—	9	—	14	—
Income Advantage:
Mortality and expense risk charges	6	—	—	—	1	—
Administrative and other charges	2	—	—	—	—	—
Total expenses	8	—	—	—	1	—
Personal Retirement:
Mortality and expense risk charges	—	82	—	13	—	14
Administrative and other charges	—	31	—	5	—	7
Total expenses	—	113	—	18	—	21
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	119	113	9	18	15	21
Net investment income (loss)	(40)	194	17	235	(5)	42
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,074	2,835	(95)	(1,208)	(61)	(439)
Realized gain distributions	665	2,900	115	1,240	114	841
Net realized gain (loss) on investments	1,739	5,735	20	32	53	402
Unrealized appreciation (depreciation)	1,167	5,721	(72)	(1,433)	100	647
Net increase (decrease) in net assets from operations	$2,866	$11,650	$(35)	$(1,166)	$148	$1,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$3	$15	$52	$289	$167	$2,029
Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	17	—	33	—
Administrative and other charges	1	—	1	—	2	—
Total expenses	17	—	18	—	35	—
Income Advantage:
Mortality and expense risk charges	1	—	2	—	7	—
Administrative and other charges	1	—	—	—	2	—
Total expenses	2	—	2	—	9	—
Personal Retirement:
Mortality and expense risk charges	—	22	—	17	—	87
Administrative and other charges	—	8	—	7	—	33
Total expenses	—	30	—	24	—	120
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	19	30	20	24	44	120
Net investment income (loss)	(16)	(15)	32	265	123	1,909
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	216	879	(83)	(611)	(7)	(717)
Realized gain distributions	—	—	109	667	49	607
Net realized gain (loss) on investments	216	879	26	56	42	(110)
Unrealized appreciation (depreciation)	439	4,109	(291)	(1,822)	159	2,054
Net increase (decrease) in net assets from operations	$639	$4,973	$(233)	$(1,501)	$324	$3,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$7	$80	$25	$176	$11	$63
Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	10	—	8	—
Administrative and other charges	1	—	1	—	—	—
Total expenses	17	—	11	—	8	—
Income Advantage:
Mortality and expense risk charges	1	—	2	—	—	—
Administrative and other charges	—	—	1	—	—	—
Total expenses	1	—	3	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	34	—	17	—	7
Administrative and other charges	—	15	—	6	—	2
Total expenses	—	49	—	23	—	9
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	18	49	14	23	8	9
Net investment income (loss)	(11)	31	11	153	3	54
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	113	1,645	(85)	(776)	49	132
Realized gain distributions	70	955	81	583	17	114
Net realized gain (loss) on investments	183	2,600	(4)	(193)	66	246
Unrealized appreciation (depreciation)	280	3,405	8	53	27	125
Net increase (decrease) in net assets from operations	$452	$6,036	$15	$13	$96	$425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$12	$32	$15	$68	$15	$110
Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	8	—	8	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	7	—	9	—	9	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	5	—	8	—	15
Administrative and other charges	—	1	—	3	—	4
Total expenses	—	6	—	11	—	19
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	7	6	9	11	9	19
Net investment income (loss)	5	26	6	57	6	91
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	2	18	37	—	34
Realized gain distributions	25	112	49	189	58	416
Net realized gain (loss) on investments	27	114	67	226	58	450
Unrealized appreciation (depreciation)	58	52	54	302	77	563
Net increase (decrease) in net assets from operations	$90	$192	$127	$585	$141	$1,104

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$31	$268	$24	$240	$14	$205
Expenses:
Retirement Reserves:
Mortality and expense risk charges	19	—	15	—	9	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	20	—	16	—	10	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	37	—	34	—	31
Administrative and other charges	—	12	—	9	—	8
Total expenses	—	49	—	43	—	39
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	20	49	16	43	10	39
Net investment income (loss)	11	219	8	197	4	166
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	869	15	283	24	420
Realized gain distributions	143	1,278	91	849	80	827
Net realized gain (loss) on investments	189	2,147	106	1,132	104	1,247
Unrealized appreciation (depreciation)	126	880	155	1,579	—	1,220
Net increase (decrease) in net assets from operations	$326	$3,246	$269	$2,908	$108	$2,633
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class
Income:
Dividends	$21	$14	$30	$9	$136	$733
Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	8	—	23
Administrative and other charges	—	—	—	1	—	2
Total expenses	—	—	—	9	—	25
Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	4
Administrative and other charges	—	—	—	—	—	2
Total expenses	—	—	—	1	—	6
Personal Retirement:
Mortality and expense risk charges	—	—	—	—	21	98
Administrative and other charges	—	—	—	—	9	31
Total expenses	—	—	—	—	30	129
Freedom Lifetime Income:
Mortality and expense risk charges	7	5	12	—	—	2
Administrative and other charges	2	1	3	—	—	1
Total expenses	9	6	15	—	—	3
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	9	6	15	10	30	163
Net investment income (loss)	12	8	15	(1)	106	570
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	8	18	(119)	(690)	27
Realized gain distributions	53	46	112	—	—	432
Net realized gain (loss) on investments	60	54	130	(119)	(690)	459
Unrealized appreciation (depreciation)	75	58	191	214	3,310	3,500
Net increase (decrease) in net assets from operations	$147	$120	$336	$94	$2,726	$4,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,648	$1,781	$1,028	$417	$19	$309
Expenses:
Retirement Reserves:
Mortality and expense risk charges	79	25	37	14	7	—
Administrative and other charges	5	2	3	1	—	—
Total expenses	84	27	40	15	7	—
Income Advantage:
Mortality and expense risk charges	24	6	11	3	1	—
Administrative and other charges	9	2	4	1	—	—
Total expenses	33	8	15	4	1	—
Personal Retirement:
Mortality and expense risk charges	195	148	172	67	—	23
Administrative and other charges	62	45	51	22	—	8
Total expenses	257	193	223	89	—	31
Freedom Lifetime Income:
Mortality and expense risk charges	22	37	8	4	—	—
Administrative and other charges	4	7	1	1	—	—
Total expenses	26	44	9	5	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	608	—	—	—	—
Administrative and other charges	—	163	—	—	—	—
Total expenses	—	771	—	—	—	—
Total expenses	400	1,043	287	113	8	31
Net investment income (loss)	1,248	738	741	304	11	278
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,114	1,293	1,562	577	(3)	39
Realized gain distributions	2,973	4,031	2,676	1,533	39	697
Net realized gain (loss) on investments	4,087	5,324	4,238	2,110	36	736
Unrealized appreciation (depreciation)	13,120	17,068	11,009	6,360	57	805
Net increase (decrease) in net assets from operations	$18,455	$23,130	$15,988	$8,774	$104	$1,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class
Income:
Dividends	$4	$20	$—	$—	$10	$108
Expenses:
Retirement Reserves:
Mortality and expense risk charges	4	—	8	—	8	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	4	—	9	—	9	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	4	—	9	—	13
Administrative and other charges	—	1	—	3	—	5
Total expenses	—	5	—	12	—	18
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4	5	9	12	9	18
Net investment income (loss)	—	15	(9)	(12)	1	90
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(31)	(430)	12	549	(708)	(215)
Realized gain distributions	—	—	13	73	294	1,448
Net realized gain (loss) on investments	(31)	(430)	25	622	(414)	1,233
Unrealized appreciation (depreciation)	121	813	335	1,631	(6)	1,690
Net increase (decrease) in net assets from operations	$90	$398	$351	$2,241	$(419)	$3,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index
Income:
Dividends	$39	$921	$267	$188	$54	$160
Expenses:
Retirement Reserves:
Mortality and expense risk charges	4	—	11	7	3	4
Administrative and other charges	—	—	1	—	—	—
Total expenses	4	—	12	7	3	4
Income Advantage:
Mortality and expense risk charges	2	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	2	—	1	1	—	—
Personal Retirement:
Mortality and expense risk charges	—	23	30	16	5	9
Administrative and other charges	—	10	13	5	2	4
Total expenses	—	33	43	21	7	13
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	6	33	56	29	10	17
Net investment income (loss)	33	888	211	159	44	143
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6)	(2,192)	1,388	441	48	138
Realized gain distributions	—	—	77	17	—	2
Net realized gain (loss) on investments	(6)	(2,192)	1,465	458	48	140
Unrealized appreciation (depreciation)	(4)	(77)	(35)	1,702	410	816
Net increase (decrease) in net assets from operations	$23	$(1,381)	$1,641	$2,319	$502	$1,099

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity
Income:
Dividends	$77	$458	$62	$68	$—	$6
Expenses:
Retirement Reserves:
Mortality and expense risk charges	15	8	4	6	29	8
Administrative and other charges	1	1	—	—	2	1
Total expenses	16	9	4	6	31	9
Income Advantage:
Mortality and expense risk charges	1	1	2	1	2	2
Administrative and other charges	—	—	—	—	1	—
Total expenses	1	1	2	1	3	2
Personal Retirement:
Mortality and expense risk charges	5	12	4	5	—	—
Administrative and other charges	2	4	1	2	—	—
Total expenses	7	16	5	7	—	—
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	24	26	11	14	34	11
Net investment income (loss)	53	432	51	54	(34)	(5)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(323)	(470)	(50)	214	62	6
Realized gain distributions	93	—	315	—	373	100
Net realized gain (loss) on investments	(230)	(470)	265	214	435	106
Unrealized appreciation (depreciation)	941	347	128	213	1,787	126
Net increase (decrease) in net assets from operations	$764	$309	$444	$481	$2,188	$227

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$190	$104	$488	$261	$1,125	$350	$689	$253
Expenses:
Retirement Reserves:
Mortality and expense risk charges	6	—	19	7	14	4	2	7
Administrative and other charges	—	—	1	1	1	—	—	1
Total expenses	6	—	20	8	15	4	2	8
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	7	1	52	23	68	39	10	7
Administrative and other charges	3	1	20	8	25	14	4	3
Total expenses	10	2	72	31	93	53	14	10
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Total expenses	16	2	92	39	108	57	16	18
Net investment income (loss)	174	102	396	222	1,017	293	673	235
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(507)	(57)	37	42	158	(23)	(530)	(1)
Realized gain distributions	—	—	—	—	605	1,612	—	—
Net realized gain (loss) on investments	(507)	(57)	37	42	763	1,589	(530)	(1)
Unrealized appreciation (depreciation)	(54)	(40)	685	1,662	2,405	3,773	(710)	(36)
Net increase (decrease) in net assets from operations	$(387)	$5	$1,118	$1,926	$4,185	$5,655	$(567)	$198

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(132)	$250	$157	$2,416	$239	$290	$1,709	$1,937
Net realized gain (loss) on investments	—	—	—	—	(872)	(2)	(201)	140
Unrealized appreciation (depreciation)	—	—	—	—	696	598	(625)	3,033
Net increase (decrease) in net assets from operations	(132)	250	157	2,416	63	886	883	5,110
Contract Transactions:
Payments received from contract owners	—	8	64,523	84,232	—	—	466	798
Transfers between sub-accounts and the fixed account, net	7,252	4,766	28,875	(30,252)	(456)	(155)	(4,803)	856
Contract benefits	(410)	(317)	(7,823)	(7,324)	(145)	(157)	—	(1)
Contract terminations	(4,533)	(6,283)	(56,569)	(36,136)	(338)	(215)	(786)	(1,113)
Contract maintenance charges	(6)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(18)	(10)	1	3	(10)	(16)	—	1
Net increase (decrease) in net assets from contract transactions	2,285	(1,842)	29,007	10,523	(950)	(544)	(5,123)	541
Total increase (decrease) in net assets	2,153	(1,592)	29,164	12,939	(887)	342	(4,240)	5,651
Net Assets:
Beginning of period	20,554	22,146	147,397	134,458	6,779	6,437	39,854	34,203
End of period	$22,707	$20,554	$176,561	$147,397	$5,892	$6,779	$35,614	$39,854
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$380	$486	$590	$661	$(460)	$(294)	$(60)	$(9)
Net realized gain (loss) on investments	1,208	2,869	1,479	2,711	8,642	5,024	7,703	3,632
Unrealized appreciation (depreciation)	280	6,277	288	5,339	14,366	10,185	10,146	7,083
Net increase (decrease) in net assets from operations	1,868	9,632	2,357	8,711	22,548	14,915	17,789	10,706
Contract Transactions:
Payments received from contract owners	—	—	288	1,135	—	—	491	752
Transfers between sub-accounts and the fixed account, net	(786)	(1,028)	818	(652)	(1,584)	(2,421)	4,455	(4,782)
Contract benefits	(885)	(795)	—	(13)	(701)	(777)	—	—
Contract terminations	(1,747)	(2,428)	(1,017)	(1,192)	(2,038)	(2,004)	(575)	(479)
Contract maintenance charges	(5)	(5)	—	—	(9)	(9)	—	—
Other transfers (to) from EFILI, net	(19)	(51)	1	—	(22)	(74)	(1)	—
Net increase (decrease) in net assets from contract transactions	(3,442)	(4,307)	90	(722)	(4,354)	(5,285)	4,370	(4,509)
Total increase (decrease) in net assets	(1,574)	5,325	2,447	7,989	18,194	9,630	22,159	6,197
Net Assets:
Beginning of period	43,571	38,246	40,260	32,271	56,557	46,927	39,055	32,858
End of period	$41,997	$43,571	$42,707	$40,260	$74,751	$56,557	$61,214	$39,055

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(29)	$68	$32	$294
Net realized gain (loss) on investments	(25)	284	228	810
Unrealized appreciation (depreciation)	1,115	1,547	2,115	3,682
Net increase (decrease) in net assets from operations	1,061	1,899	2,375	4,786
Contract Transactions:
Payments received from contract owners	—	—	255	229
Transfers between sub-accounts and the fixed account, net	(324)	(721)	(2,708)	(1,161)
Contract benefits	(93)	(93)	—	—
Contract terminations	(369)	(494)	(694)	(525)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(24)	5	1	1
Net increase (decrease) in net assets from contract transactions	(812)	(1,305)	(3,146)	(1,456)
Total increase (decrease) in net assets	249	594	(771)	3,330
Net Assets:
Beginning of period	8,259	7,665	21,373	18,043
End of period	$8,508	$8,259	$20,602	$21,373

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$241	$305	$1,786	$1,792	$171	$232	$331	$399
Net realized gain (loss) on investments	166	11	1,051	346	147	1,055	203	1,113
Unrealized appreciation (depreciation)	1,078	1,032	4,093	3,782	2,907	2,687	2,757	2,535
Net increase (decrease) in net assets from operations	1,485	1,348	6,930	5,920	3,225	3,974	3,291	4,047
Contract Transactions:
Payments received from contract owners	—	—	2,693	1,908	—	—	491	123
Transfers between sub-accounts and the fixed account, net	2,322	363	14,253	8,341	(95)	(218)	(1,516)	671
Contract benefits	(511)	(387)	—	(2)	(345)	(687)	—	(91)
Contract terminations	(1,368)	(600)	(3,517)	(2,053)	(1,102)	(1,778)	(869)	(611)
Contract maintenance charges	(2)	(2)	—	—	(2)	(3)	—	—
Other transfers (to) from EFILI, net	2	(10)	1	2	(131)	(96)	1	1
Net increase (decrease) in net assets from contract transactions	443	(636)	13,430	8,196	(1,675)	(2,782)	(1,893)	93
Total increase (decrease) in net assets	1,928	712	20,360	14,116	1,550	1,192	1,398	4,140
Net Assets:
Beginning of period	16,342	15,630	72,449	58,333	25,322	24,130	26,975	22,835
End of period	$18,270	$16,342	$92,809	$72,449	$26,872	$25,322	$28,373	$26,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$4,169	$4,581	$22	$53	$83	$118
Net realized gain (loss) on investments	29,799	15,036	166	404	317	478
Unrealized appreciation (depreciation)	10,751	51,366	940	912	1,349	1,170
Net increase (decrease) in net assets from operations	44,719	70,983	1,128	1,369	1,749	1,766
Contract Transactions:
Payments received from contract owners	3,612	3,145	—	—	27	26
Transfers between sub-accounts and the fixed account, net	(34,366)	21,590	(12)	53	(72)	108
Contract benefits	(806)	(775)	(79)	(138)	—	—
Contract terminations	(5,446)	(6,748)	(295)	(250)	(423)	(30)
Contract maintenance charges	(9)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(21)	(34)	(53)	11	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(37,036)	17,169	(440)	(325)	(469)	103
Total increase (decrease) in net assets	7,683	88,152	688	1,044	1,280	1,869
Net Assets:
Beginning of period	314,046	225,894	7,456	6,412	9,677	7,808
End of period	$321,729	$314,046	$8,144	$7,456	$10,957	$9,677

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(693)	$(389)	$(12)	$300	$89	$123	$2,242	$2,626
Net realized gain (loss) on investments	3,533	14,164	8,819	18,196	455	1,025	8,327	13,453
Unrealized appreciation (depreciation)	29,072	14,608	36,997	20,452	2,321	1,818	37,706	29,329
Net increase (decrease) in net assets from operations	31,912	28,383	45,804	38,948	2,865	2,966	48,275	45,408
Contract Transactions:
Payments received from contract owners	—	—	2,581	2,065	—	—	5,436	6,728
Transfers between sub-accounts and the fixed account, net	(3,274)	(4,291)	(7,682)	(1,089)	(445)	(533)	2,470	5,467
Contract benefits	(1,601)	(1,721)	—	(11)	(236)	(203)	—	—
Contract terminations	(3,053)	(4,090)	(8,391)	(3,669)	(313)	(772)	(10,780)	(17,423)
Contract maintenance charges	(20)	(19)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(83)	35	1	(2)	(35)	(47)	(1)	(7)
Net increase (decrease) in net assets from contract transactions	(8,031)	(10,086)	(13,491)	(2,706)	(1,031)	(1,557)	(2,875)	(5,235)
Total increase (decrease) in net assets	23,881	18,297	32,313	36,242	1,834	1,409	45,400	40,173
Net Assets:
Beginning of period	115,354	97,057	161,548	125,306	14,589	13,180	231,985	191,812
End of period	$139,235	$115,354	$193,861	$161,548	$16,423	$14,589	$277,385	$231,985

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(9)	$(4)	$(2)	$32	$185	$425	$422	$785
Net realized gain (loss) on investments	9	291	435	1,548	903	1,624	1,013	2,117
Unrealized appreciation (depreciation)	442	136	2,832	698	(300)	1,834	(186)	3,147
Net increase (decrease) in net assets from operations	442	423	3,265	2,278	788	3,883	1,249	6,049
Contract Transactions:
Payments received from contract owners	—	—	180	668	—	—	214	644
Transfers between sub-accounts and the fixed account, net	(186)	(305)	719	(584)	(562)	(550)	(2,274)	357
Contract benefits	(9)	(14)	—	—	(371)	(377)	—	(33)
Contract terminations	(10)	(84)	(75)	(251)	(489)	(560)	(545)	(952)
Contract maintenance charges	—	—	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(1)	3	(1)	1	(6)	(14)	2	(1)
Net increase (decrease) in net assets from contract transactions	(206)	(400)	823	(166)	(1,430)	(1,503)	(2,603)	15
Total increase (decrease) in net assets	236	23	4,088	2,112	(642)	2,380	(1,354)	6,064
Net Assets:
Beginning of period	1,666	1,643	9,615	7,503	16,445	14,065	26,631	20,567
End of period	$1,902	$1,666	$13,703	$9,615	$15,803	$16,445	$25,277	$26,631
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(160)	$(98)	$(107)	$(37)	$(38)	$5	$173	$328
Net realized gain (loss) on investments	2,310	1,791	11,479	4,936	(535)	2,883	(2,260)	6,000
Unrealized appreciation (depreciation)	8,496	2,833	22,806	7,574	3,839	2,147	7,610	4,467
Net increase (decrease) in net assets from operations	10,646	4,526	34,178	12,473	3,266	5,035	5,523	10,795
Contract Transactions:
Payments received from contract owners	—	—	2,689	1,208	—	—	647	280
Transfers between sub-accounts and the fixed account, net	2,059	2,140	13,449	9,186	(2,057)	(1,333)	(8,204)	(4,164)
Contract benefits	(470)	(465)	—	(15)	(326)	(406)	—	(11)
Contract terminations	(445)	(892)	(1,422)	(1,232)	(739)	(1,345)	(1,007)	(1,205)
Contract maintenance charges	(2)	(2)	—	—	(4)	(5)	—	—
Other transfers (to) from EFILI, net	87	15	—	1	(6)	(40)	—	1
Net increase (decrease) in net assets from contract transactions	1,229	796	14,716	9,148	(3,132)	(3,129)	(8,564)	(5,099)
Total increase (decrease) in net assets	11,875	5,322	48,894	21,621	134	1,906	(3,041)	5,696
Net Assets:
Beginning of period	15,978	10,656	47,853	26,232	25,328	23,422	53,701	48,005
End of period	$27,853	$15,978	$96,747	$47,853	$25,462	$25,328	$50,660	$53,701
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$16	$26	$84	$108	$35	$42	$313	$298
Net realized gain (loss) on investments	68	324	(52)	752	97	252	297	1,110
Unrealized appreciation (depreciation)	104	522	379	1,258	(327)	310	(1,378)	1,362
Net increase (decrease) in net assets from operations	188	872	411	2,118	(195)	604	(768)	2,770
Contract Transactions:
Payments received from contract owners	—	—	35	40	—	—	140	854
Transfers between sub-accounts and the fixed account, net	456	(216)	3,598	(200)	(1,273)	455	(3,600)	3,933
Contract benefits	(42)	(61)	—	—	(28)	(53)	—	—
Contract terminations	(57)	(109)	(29)	(305)	(86)	(63)	(188)	(203)
Contract maintenance charges	—	—	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	(24)	(8)	—	—	4	6	—	(1)
Net increase (decrease) in net assets from contract transactions	333	(394)	3,604	(465)	(1,384)	345	(3,648)	4,583
Total increase (decrease) in net assets	521	478	4,015	1,653	(1,579)	949	(4,416)	7,353
Net Assets:
Beginning of period	3,176	2,698	8,177	6,524	3,508	2,559	17,297	9,944
End of period	$3,697	$3,176	$12,192	$8,177	$1,929	$3,508	$12,881	$17,297
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(191)	$(68)	$(84)	$107	$23	$24	$97	$106
Net realized gain (loss) on investments	3,543	3,592	11,690	10,817	(97)	(211)	(293)	(705)
Unrealized appreciation (depreciation)	9,258	3,885	31,211	9,381	(458)	349	(1,568)	1,210
Net increase (decrease) in net assets from operations	12,610	7,409	42,817	20,305	(532)	162	(1,764)	611
Contract Transactions:
Payments received from contract owners	—	—	1,848	421	—	—	39	90
Transfers between sub-accounts and the fixed account, net	747	1,401	6,825	27	(35)	(245)	109	(1,135)
Contract benefits	(528)	(431)	—	—	(12)	(26)	—	—
Contract terminations	(247)	(320)	(1,349)	(1,018)	(34)	(33)	(11)	(312)
Contract maintenance charges	(3)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	78	54	1	1	(1)	6	(1)	1
Net increase (decrease) in net assets from contract transactions	47	702	7,325	(569)	(82)	(298)	136	(1,356)
Total increase (decrease) in net assets	12,657	8,111	50,142	19,736	(614)	(136)	(1,628)	(745)
Net Assets:
Beginning of period	22,999	14,888	60,750	41,014	1,806	1,942	5,610	6,355
End of period	$35,656	$22,999	$110,892	$60,750	$1,192	$1,806	$3,982	$5,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(40)	$(75)	$194	$(24)	$17	$18	$235	$253
Net realized gain (loss) on investments	1,739	1,180	5,735	5,015	20	95	32	1,223
Unrealized appreciation (depreciation)	1,167	2,078	5,721	8,438	(72)	374	(1,433)	2,564
Net increase (decrease) in net assets from operations	2,866	3,183	11,650	13,429	(35)	487	(1,166)	4,040
Contract Transactions:
Payments received from contract owners	—	—	465	1,095	—	—	78	199
Transfers between sub-accounts and the fixed account, net	5	(1,474)	2,215	(9,555)	(151)	(549)	(1,407)	(1,622)
Contract benefits	(217)	(90)	—	(12)	(16)	(19)	—	—
Contract terminations	(566)	(797)	(1,245)	(970)	(16)	(117)	(273)	(349)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	20	(10)	—	—	(4)	3	(1)	1
Net increase (decrease) in net assets from contract transactions	(760)	(2,373)	1,435	(9,442)	(187)	(682)	(1,603)	(1,771)
Total increase (decrease) in net assets	2,106	810	13,085	3,987	(222)	(195)	(2,769)	2,269
Net Assets:
Beginning of period	13,867	13,057	57,329	53,342	1,526	1,721	15,671	13,402
End of period	$15,973	$13,867	$70,414	$57,329	$1,304	$1,526	$12,902	$15,671
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5)	$6	$42	$122	$(16)	$(13)	$(15)	$10
Net realized gain (loss) on investments	53	256	402	1,584	216	272	879	2,178
Unrealized appreciation (depreciation)	100	296	647	1,760	439	314	4,109	1,631
Net increase (decrease) in net assets from operations	148	558	1,091	3,466	639	573	4,973	3,819
Contract Transactions:
Payments received from contract owners	—	—	241	146	—	—	309	135
Transfers between sub-accounts and the fixed account, net	(232)	(418)	(1,472)	(1,633)	(447)	(316)	906	(2,737)
Contract benefits	(9)	(16)	—	—	(37)	(48)	—	—
Contract terminations	(84)	(116)	(169)	(301)	(125)	(148)	(94)	(458)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	4	3	—	—	19	17	—	—
Net increase (decrease) in net assets from contract transactions	(321)	(547)	(1,400)	(1,788)	(590)	(495)	1,121	(3,060)
Total increase (decrease) in net assets	(173)	11	(309)	1,678	49	78	6,094	759
Net Assets:
Beginning of period	2,239	2,228	14,591	12,913	2,534	2,456	16,181	15,422
End of period	$2,066	$2,239	$14,282	$14,591	$2,583	$2,534	$22,275	$16,181

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$32	$25	$265	$269	$123	$127	$1,909	$2,234
Net realized gain (loss) on investments	26	23	56	421	42	48	(110)	687
Unrealized appreciation (depreciation)	(291)	566	(1,822)	2,641	159	396	2,054	4,168
Net increase (decrease) in net assets from operations	(233)	614	(1,501)	3,331	324	571	3,853	7,089
Contract Transactions:
Payments received from contract owners	—	—	340	241	—	—	963	1,683
Transfers between sub-accounts and the fixed account, net	(113)	(371)	(2,034)	(80)	(187)	(381)	(10,195)	825
Contract benefits	(24)	(35)	—	—	(99)	(254)	—	—
Contract terminations	(81)	(174)	(287)	(620)	(202)	(480)	(2,903)	(3,175
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	3	5	—	—	15	(23)	1	(1)
Net increase (decrease) in net assets from contract transactions	(216)	(576)	(1,981)	(459)	(474)	(1,139)	(12,134)	(668)
Total increase (decrease) in net assets	(449)	38	(3,482)	2,872	(150)	(568)	(8,281)	6,421
Net Assets:
Beginning of period	2,919	2,881	17,456	14,584	5,493	6,061	73,540	67,119
End of period	$2,470	$2,919	$13,974	$17,456	$5,343	$5,493	$65,259	$73,540

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(11)	$(6)	$31	$76
Net realized gain (loss) on investments	183	122	2,600	1,204
Unrealized appreciation (depreciation)	280	488	3,405	5,947
Net increase (decrease) in net assets from operations	452	604	6,036	7,227
Contract Transactions:
Payments received from contract owners	—	—	606	332
Transfers between sub-accounts and the fixed account, net	106	(273)	973	(49)
Contract benefits	(56)	(49)	—	(11)
Contract terminations	(76)	(32)	(905)	(418)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	3	4	2	1
Net increase (decrease) in net assets from contract transactions	(23)	(350)	676	(145)
Total increase (decrease) in net assets	429	254	6,712	7,082
Net Assets:
Beginning of period	2,254	2,000	29,593	22,511
End of period	$2,683	$2,254	$36,305	$29,593

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$11	$19	$153	$230
Net realized gain (loss) on investments	(4)	158	(193)	1,184
Unrealized appreciation (depreciation)	8	388	53	2,604
Net increase (decrease) in net assets from operations	15	565	13	4,018
Contract Transactions:
Payments received from contract owners	—	—	113	484
Transfers between sub-accounts and the fixed account, net	(208)	(133)	(1,317)	518
Contract benefits	(46)	(56)	—	—
Contract terminations	(86)	(83)	(158)	(687)
Contract maintenance charges	(1)	(1)	0	—
Other transfers (to) from EFILI, net	(4)	(1)	(1)	—
Net increase (decrease) in net assets from contract transactions	(345)	(274)	(1,363)	315
Total increase (decrease) in net assets	(330)	291	(1,350)	4,333
Net Assets
Beginning of period	2,259	1,968	17,039	12,706
End of period	$1,929	$2,259	$15,689	$17,039
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$3	$13	$54	$89
Net realized gain (loss) on investments	66	35	246	104
Unrealized appreciation (depreciation)	27	60	125	260
Net increase (decrease) in net assets from operations	96	108	425	453
Contract Transactions:
Payments received from contract owners	—	—	618	131
Transfers between sub-accounts and the fixed account, net	5	(56)	(556)	472
Contract benefits	(100)	(44)	—	—
Contract terminations	(127)	(14)	(230)	(18)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(1)	—
Net increase (decrease) in net assets from contract transactions	(222)	(115)	(169)	585
Total increase (decrease) in net assets	(126)	(7)	256	1,038
Net Assets:
Beginning of period	1,049	1,056	4,757	3,719
End of period	$923	$1,049	$5,013	$4,757

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$5	$13	$26	$69	$6	$14	$57	$91
Net realized gain (loss) on investments	27	17	114	99	67	50	226	223
Unrealized appreciation (depreciation)	58	65	52	270	54	62	302	383
Net increase (decrease) in net assets from operations	90	95	192	438	127	126	585	697
Contract Transactions:
Payments received from contract owners	—	—	—	7	—	—	212	—
Transfers between sub-accounts and the fixed account, net	25	207	(1,028)	56	(44)	302	(281)	317
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(50)	—	(344)	(85)	(7)	(154)	(176)	(353)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(1)	—	—	(1)	—	(1)	2
Net increase (decrease) in net assets from contract transactions	(26)	206	(1,372)	(22)	(52)	148	(246)	(34)
Total increase (decrease) in net assets	64	301	(1,180)	416	75	274	339	663
Net Assets:
Beginning of period	913	612	3,712	3,296	1,079	805	5,211	4,548
End of period	$977	$913	$2,532	$3,712	$1,154	$1,079	$5,550	$5,211
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$6	$14	$91	$143	$11	$30	$219	$442
Net realized gain (loss) on investments	58	91	450	375	189	193	2,147	1,297
Unrealized appreciation (depreciation)	77	82	563	742	126	241	880	2,423
Net increase (decrease) in net assets from operations	141	187	1,104	1,260	326	464	3,246	4,162
Contract Transactions:
Payments received from contract owners	—	—	544	1	—	—	547	116
Transfers between sub-accounts and the fixed account, net	(28)	80	(308)	60	5	(204)	(4,162)	3,317
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(16)	(99)	(188)	(245)	(354)	(190)	(2,018)	(3,238)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	—	—	1	1	—	(1)	1	(1)
Net increase (decrease) in net assets from contract transactions	(44)	(19)	49	(183)	(350)	(396)	(5,632)	194
Total increase (decrease) in net assets	97	168	1,153	1,077	(24)	68	(2,386)	4,356
Net Assets:
Beginning of period	1,184	1,016	8,176	7,099	2,630	2,562	25,613	21,257
End of period	$1,281	$1,184	$9,329	$8,176	$2,606	$2,630	$23,227	$25,613

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$8	$26	$197	$310	$4	$20	$166	$274
Net realized gain (loss) on investments	106	95	1,132	727	104	61	1,247	1,056
Unrealized appreciation (depreciation)	155	205	1,579	2,077	—	253	1,220	2,285
Net increase (decrease) in net assets from operations	269	326	2,908	3,114	108	334	2,633	3,615
Contract Transactions:
Payments received from contract owners	—	—	266	614	—	—	308	483
Transfers between sub-accounts and the fixed account, net	(186)	594	135	1,150	(254)	25	1,333	(2,496)
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(4)	(370)	(209)	(298)	(299)	(15)	(1,080)	(447)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(1)	—	(1)	—	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(190)	223	191	1,466	(554)	10	560	(2,461)
Total increase (decrease) in net assets	79	549	3,099	4,580	(446)	344	3,193	1,154
Net Assets:
Beginning of period	2,106	1,557	18,513	13,933	1,750	1,406	16,987	15,833
End of period	$2,185	$2,106	$21,612	$18,513	$1,304	$1,750	$20,180	$16,987

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$12	$24	$8	$15	$15	$33	$(1)	$3	$106	$169
Net realized gain (loss) on investments	60	22	54	41	130	99	(119)	82	(690)	1,774
Unrealized appreciation (depreciation)	75	127	58	92	191	283	214	215	3,310	2,405
Net increase (decrease) in net assets from operations	147	173	120	148	336	415	94	300	2,726	4,348
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	221	173
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	(257)	(100)	(2,337)	(1,139)
Contract benefits	(141)	(132)	(88)	(84)	(148)	(141)	(6)	(11)	—	—
Contract terminations	—	—	—	—	—	—	(26)	(72)	(267)	(431)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	8	13	18	16	14	11	3	—	—	(1)
Net increase (decrease) in net assets from contract transactions	(133)	(119)	(70)	(68)	(134)	(130)	(286)	(183)	(2,383)	(1,398)
Total increase (decrease) in net assets	14	54	50	80	202	285	(192)	117	343	2,950
Net Assets:
Beginning of period	1,593	1,539	1,054	974	2,445	2,160	1,546	1,429	22,441	19,491
End of period	$1,607	$1,593	$1,104	$1,054	$2,647	$2,445	$1,354	$1,546	$22,784	$22,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$570	$1,102	$1,248	$1,891	$738	$1,350	$741	$1,123
Net realized gain (loss) on investments	459	2,500	4,087	13,351	5,324	26,394	4,238	13,438
Unrealized appreciation (depreciation)	3,500	2,372	13,120	6,088	17,068	388	11,009	5,880
Net increase (decrease) in net assets from operations	4,529	5,974	18,455	21,330	23,130	28,132	15,988	20,441
Contract Transactions:
Payments received from contract owners	2,574	1,198	1,186	4,764	2,943	3,172	4,722	4,190
Transfers between sub-accounts and the fixed account, net	(2,205)	9,535	3,326	1,316	3,035	4,816	(4,695)	(1,587)
Contract benefits	(194)	(188)	(741)	(1,943)	(624)	(1,387)	(372)	(351)
Contract terminations	(5,548)	(5,014)	(4,604)	(8,729)	(7,703)	(15,840)	(2,924)	(4,240)
Contract maintenance charges	(1)	(1)	(3)	(2)	(1)	(2)	—	—
Other transfers (to) from EFILI, net	23	(3)	(172)	94	66	(71)	(90)	54
Net increase (decrease) in net assets from contract transactions	(5,351)	5,527	(1,008)	(4,500)	(2,284)	(9,312)	(3,359)	(1,934)
Total increase (decrease) in net assets	(822)	11,501	17,447	16,830	20,846	18,820	12,629	18,507
Net Assets:
Beginning of period	67,736	56,235	140,954	124,124	166,765	147,945	110,341	91,834
End of period	$66,914	$67,736	$158,401	$140,954	$187,611	$166,765	$122,970	$110,341
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$304	$425	$11	$12	$278	$304	$—	$5
Net realized gain (loss) on investments	2,110	7,493	36	19	736	757	(31)	26
Unrealized appreciation (depreciation)	6,360	2,589	57	243	805	3,551	121	47
Net increase (decrease) in net assets from operations	8,774	10,507	104	274	1,819	4,612	90	78
Contract Transactions:
Payments received from contract owners	949	691	—	—	132	529	—	—
Transfers between sub-accounts and the fixed account, net	2,904	(5,144)	(95)	18	(2,547)	(262)	(38)	(110)
Contract benefits	(125)	(122)	(29)	(22)	—	—	(4)	(4)
Contract terminations	(160)	(301)	(3)	(132)	(236)	(609)	(11)	(79)
Contract maintenance charges	—	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	17	14	12	11	1	2	—	(1)
Net increase (decrease) in net assets from contract transactions	3,585	(4,863)	(115)	(125)	(2,650)	(340)	(53)	(194)
Total increase (decrease) in net assets	12,359	5,644	(11)	149	(831)	4,272	37	(116)
Net Assets:
Beginning of period	47,706	42,062	1,153	1,004	19,048	14,776	566	682
End of period	$60,065	$47,706	$1,142	$1,153	$18,217	$19,048	$603	$566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$15	$49	$(9)	$(7)	$(12)	$(7)	$1	$23
Net realized gain (loss) on investments	(430)	(390)	25	103	622	454	(414)	11
Unrealized appreciation (depreciation)	813	940	335	164	1,631	698	(6)	739
Net increase (decrease) in net assets from operations	398	599	351	260	2,241	1,145	(419)	773
Contract Transactions:
Payments received from contract owners	1	2	—	—	861	299	—	—
Transfers between sub-accounts and the fixed account, net	323	(3,032)	47	192	975	1,103	(2,045)	(178)
Contract benefits	—	—	(3)	(13)	—	—	(55)	(201)
Contract terminations	(23)	(74)	(1)	(169)	(55)	(16)	(7)	(12)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	(1)	(1)	1	—	(4)	28
Net increase (decrease) in net assets from contract transactions	300	(3,103)	42	9	1,782	1,386	(2,111)	(363)
Total increase (decrease) in net assets	698	(2,504)	393	269	4,023	2,531	(2,530)	410
Net Assets:
Beginning of period	3,088	5,592	1,062	793	5,399	2,868	3,301	2,891
End of period	$3,786	$3,088	$1,455	$1,062	$9,422	$5,399	$771	$3,301

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$90	$139	$33	$30	$888	$1,498	$211	$239	$159	$137
Net realized gain (loss) on investments	1,233	283	(6)	1	(2,192)	(20)	1,465	108	458	277
Unrealized appreciation (depreciation)	1,690	2,349	(4)	30	(77)	1,078	(35)	405	1,702	2,041
Net increase (decrease) in net assets from operations	3,013	2,771	23	61	(1,381)	2,556	1,641	752	2,319	2,455
Contract Transactions:
Payments received from contract owners	45	474	—	—	337	4,025	1,720	520	597	357
Transfers between sub-accounts and the fixed account, net	3,866	611	193	(101)	(13,595)	(5,272)	12,024	7,598	956	1,957
Contract benefits	—	—	(23)	(26)	—	(77)	(34)	(7)	(9)	(11)
Contract terminations	(102)	(292)	(2)	(96)	(804)	(729)	(1,278)	(121)	(74)	(59)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	4	(1)	6	8	2	—	5	3	6	3
Net increase (decrease) in net assets from contract transactions	3,813	792	174	(215)	(14,060)	(2,053)	12,437	7,993	1,476	2,247
Total increase (decrease) in net assets	6,826	3,563	197	(154)	(15,441)	503	14,078	8,745	3,795	4,702
Net Assets:
Beginning of period	12,550	8,987	673	827	31,956	31,453	15,757	7,012	11,908	7,206
End of period	$19,376	$12,550	$870	$673	$16,515	$31,956	$29,835	$15,757	$15,703	$11,908
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$44	$51	$143	$168	$53	$39	$432	$662
Net realized gain (loss) on investments	48	137	140	100	(230)	367	(470)	(149)
Unrealized appreciation (depreciation)	410	573	816	878	941	675	347	1,143
Net increase (decrease) in net assets from operations	502	761	1,099	1,146	764	1,081	309	1,656
Contract Transactions:
Payments received from contract owners	28	219	765	354	227	5	184	115
Transfers between sub-accounts and the fixed account, net	(868)	2,589	1,503	3,794	70	(148)	(1,879)	(978)
Contract benefits	(3)	(1)	(4)	(5)	(24)	(25)	(13)	(14)
Contract terminations	(35)	(58)	(391)	(96)	(195)	(161)	(356)	(534)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	2	1	1	(9)	2	(7)	—
Net increase (decrease) in net assets from contract transactions	(878)	2,751	1,874	4,048	69	(327)	(2,071)	(1,411)
Total increase (decrease) in net assets	(376)	3,512	2,973	5,194	833	754	(1,762)	245
Net Assets:
Beginning of period	5,481	1,969	8,832	3,638	6,641	5,887	12,456	12,211
End of period	$5,105	$5,481	$11,805	$8,832	$7,474	$6,641	$10,694	$12,456

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$51	$70	$54	$61	$(34)	$(30)
Net realized gain (loss) on investments	265	148	214	488	435	378
Unrealized appreciation (depreciation)	128	565	213	671	1,787	751
Net increase (decrease) in net assets from operations	444	783	481	1,220	2,188	1,099
Contract Transactions:
Payments received from contract owners	2	—	—	9	—	—
Transfers between sub-accounts and the fixed account, net	(186)	(1,082)	(905)	58	(306)	(74)
Contract benefits	(15)	(16)	(19)	(20)	(47)	(43)
Contract terminations	(69)	(71)	(357)	(150)	(105)	(89)
Contract maintenance charges	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	(5)	(3)	1	3	(3)	9
Net increase (decrease) in net assets from contract transactions	(273)	(1,172)	(1,280)	(100)	(463)	(199)
Total increase (decrease) in net asset	171	(389)	(799)	1,120	1,725	900
Net Assets:
Beginning of period	4,587	4,976	6,249	5,129	3,874	2,974
End of period	$4,758	$4,587	$5,450	$6,249	$5,599	$3,874

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	WFF – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5)	$(7)	$174	$54
Net realized gain (loss) on investments	106	138	(507)	(208)
Unrealized appreciation (depreciation)	126	208	(54)	1,611
Net increase (decrease) in net assets from operations	227	339	(387)	1,457
Contract Transactions:
Payments received from contract owners	—	—	6	8
Transfers between sub-accounts and the fixed account, net	(146)	(120)	(904)	(1,010)
Contract benefits	(24)	(27)	(5)	(6)
Contract terminations	(60)	(22)	(51)	(354)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	(3)	6	(4)	1
Net increase (decrease) in net assets from contract transactions	(233)	(163)	(958)	(1,361)
Total increase (decrease) in net assets	(6)	176	(1,345)	96
Net Assets:
Beginning of period	1,361	1,185	8,892	8,796
End of period	$1,355	$1,361	$7,547	$8,892

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$102	$87	$396	$1,027	$222	$265	$1,017	$1,345
Net realized gain (loss) on investments	(57)	(36)	37	(90)	42	(181)	763	(31)
Unrealized appreciation (depreciation)	(40)	170	685	574	1,662	1,359	2,405	2,343
Net increase (decrease) in net assets from operations	5	221	1,118	1,511	1,926	1,443	4,185	3,657
Contract Transactions:
Payments received from contract owners	115	1	844	457	513	67	1,953	1,150
Transfers between sub-accounts and the fixed account, net	(441)	(588)	6,690	(3,263)	(318)	(624)	2,631	1,135
Contract benefits	—	—	(8)	(143)	(3)	(3)	(6)	(23)
Contract terminations	(31)	(8)	(1,590)	(2,441)	(486)	(773)	(3,609)	(1,909)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	1	(1)	1	1	—	2	3	(1)
Net increase (decrease) in net assets from contract transactions	(356)	(596)	5,936	(5,390)	(294)	(1,331)	972	352
Total increase (decrease) in net assets	(351)	(375)	7,054	(3,879)	1,632	112	5,157	4,009
Net Assets:
Beginning of period	1,889	2,264	37,314	41,193	18,071	17,959	49,638	45,629
End of period	$1,538	$1,889	$44,368	$37,314	$19,703	$18,071	$54,795	$49,638

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$293	$282	$673	$750	$235	$118
Net realized gain (loss) on investments	1,589	1,079	(530)	(89)	(1)	(14)
Unrealized appreciation (depreciation)	3,773	3,428	(710)	(471)	(36)	117
Net increase (decrease) in net assets from operations	5,655	4,789	(567)	190	198	221
Contract Transactions:
Payments received from contract owners	162	117	1	5	167	19
Transfers between sub-accounts and the fixed account, net	(1,568)	(1,340)	(2,489)	909	3,335	(122)
Contract benefits	(1)	(1)	—	(1)	—	—
Contract terminations	(627)	(1,091)	(124)	(798)	(125)	(118)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(2)	(2)	(1)	(2)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(2,036)	(2,317)	(2,613)	113	3,376	(223)
Total increase (decrease) in net assets	3,619	2,472	(3,180)	303	3,574	(2)
Net Assets:
Beginning of period	30,705	28,233	10,927	10,624	4,877	4,879
End of period	$34,324	$30,705	$7,747	$10,927	$8,451	$4,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI") on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

As of December 31, 2020, the net assets and units of Retirement Reserve contracts that have annuitized were $23,753,000 and 327,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2020 or 2019. The Account had no Level 3 activity during 2020 and 2019.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2020 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement		Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, LLC. ("FIIS"), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2020 were 0.045% to 0.780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2020:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$25,856	$23,703
VIP - Government Money Market Investor Class	202,396	173,232
VIP - High Income	537	1,248
VIP - High Income Investor Class	9,704	13,118
VIP - Equity Income	3,803	5,080
VIP - Equity Income Investor Class	10,458	8,117
VIP - Growth	9,001	7,990
VIP - Growth Investor Class	22,471	13,912
VIP - Overseas	206	1,007
VIP - Overseas, Investor Class	2,410	5,434
VIP - Investment Grade Bond	5,764	5,079
VIP - Investment Grade Bond Investor Class	35,174	19,929
VIP - Asset Manager	1,193	2,376
VIP - Asset Manager Investor Class	3,370	4,588
VIP - Index 500	55,934	87,810
VIP - Asset Manager: Growth	304	620
VIP - Asset Manager: Growth Investor Class	1,185	1,435
VIP - Contrafund	2,830	10,967
VIP - Contrafund Investor Class	24,313	36,927
VIP - Balanced	1,131	1,847
VIP - Balanced Investor Class	38,572	35,839
VIP - Dynamic Capital Appreciation	199	390
VIP - Dynamic Capital Appreciation Investor Class	3,734	2,774
VIP - Growth & Income	1,429	1,921

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Growth & Income Investor Class	$4,702	$5,640
VIP - Growth Opportunities	5,633	3,465
VIP - Growth Opportunities Investor Class	44,158	26,067
VIP - Mid Cap	704	3,875
VIP - Mid Cap Investor Class	7,255	15,646
VIP - Value Strategies	1,070	571
VIP - Value Strategies Investor Class	7,073	3,006
VIP - Utilities	470	1,768
VIP - Utilities Investor Class	4,935	8,010
VIP - Technology	10,915	10,580
VIP - Technology Investor Class	40,474	31,773
VIP - Energy	305	364
VIP - Energy Investor Class	2,362	2,129
VIP - Health Care	5,820	5,957
VIP - Heath Care Investor Class	21,939	17,410
VIP - Financial Services	1,006	1,060
VIP - Financial Services Investor Class	7,283	7,411
VIP - Industrials	453	666
VIP - Industrials Investor Class	6,985	7,502
VIP - Consumer Discretionary	374	980
VIP - Consumer Discretionary Investor Class	7,654	6,547
VIP - Real Estate	377	452
VIP - Real Estate Investor Class	3,348	4,398
VIP - Strategic Income	521	824
VIP - Strategic Income Investor Class	8,692	18,310
VIP - International Capital Appreciation	492	455
VIP - International Capital Appreciation Investor Class	8,363	6,702
VIP - Value	218	469
VIP - Value Investor Class	4,695	5,321
VIP - Freedom Income	257	459
VIP - Investor Freedom Income Investor Class	4,055	4,055
VIP - Freedom 2005	62	57
VIP - Investor Freedom 2005 Investor Class	186	1,420
VIP - Freedom 2010	193	191
VIP - Investor Freedom 2010 Investor Class	960	959
VIP - Freedom 2015	161	141
VIP - Investor Freedom 2015 Investor Class	1,315	760
VIP - Freedom 2020	266	462
VIP - Investor Freedom 2020 Investor Class	3,556	7,692
VIP - Freedom 2025	133	224
VIP - Investor Freedom 2025 Investor Class	3,378	2,140
VIP - Freedom 2030	232	702
VIP - Investor Freedom 2030 Investor Class	5,486	3,932
VIP - Freedom Lifetime Income I	89	158
VIP - Freedom Lifetime Income II	77	95
VIP - Freedom Lifetime Income III	155	163
VIP - Disciplined Small Cap	355	644
VIP - Disciplined Small Cap Investor Class	3,860	6,137
VIP - FundsManager 20% Investor Class	14,680	19,031
VIP - FundsManager 50% Investor Class	25,658	22,448
VIP - FundsManager 60% Investor Class	22,667	20,186
VIP - FundsManager 70% Investor Class	21,780	21,721
VIP - FundsManager 85% Investor Class	11,547	6,125
VIP - Consumer Staples	226	291
VIP - Consumer Staples Investor Class	4,628	6,302
VIP - Materials	58	112
VIP - Materials Investor Class	1,815	1,500

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Communication Services	$243	$196
VIP - Communication Services Investor Class	5,915	4,072
VIP - Emerging Markets	509	2,321
VIP - Emerging Markets Investor	11,494	6,143
VIP - Floating Rate High Income	530	324
VIP - Floating Rate High Income Investor Class	3,264	16,436
VIP - Bond Index	34,512	21,786
VIP - Total Market Index	6,548	4,896
VIP - Extended Market Index	2,918	3,751
VIP - International Index	5,020	3,002
VIF - Emerging Markets Equity	2,115	1,899
VIF - Emerging Markets Debt	1,959	3,597
VIF - Global Strategist	980	886
Invesco - V.I. Global Core Equity	1,250	2,477
WFF - VT Discovery	383	510
WFF - VT Opportunity	114	251
Lazard - Retirement Emerging Markets	761	1,543
PVIT - Commodity Real Return	511	766
PVIT - Low Duration	20,931	14,599
PVIT - Real Return Portfolio	3,222	3,293
PVIT - Total Return Portfolio	12,389	9,793
Blackrock - Global Allocation V.I.	4,506	4,636
FTVIP - Templeton Global Bond	1,687	3,627
FTVIP - Franklin U.S. Gov't Securities	6,006	2,396

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2020:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	22,705	$22,705	$1.00
VIP - Government Money Market Investor Class	176,562	176,562	1.00
VIP - High Income	1,109	13,558	5.31
VIP - High Income Investor Class	6,758	40,711	5.27
VIP - Equity Income	1,756	44,778	23.90
VIP - Equity Income Investor Class	1,799	43,859	23.74
VIP - Growth	726	45,558	103.00
VIP - Growth Investor Class	598	46,127	102.38
VIP - Overseas	321	8,200	26.52
VIP - Overseas, Investor Class	780	18,217	26.42
VIP - Investment Grade Bond	1,296	17,774	14.09
VIP - Investment Grade Bond Investor Class	6,615	89,100	14.03
VIP - Asset Manager	1,576	26,959	17.04
VIP - Asset Manager Investor Class	1,678	27,402	16.91
VIP - Index 500	866	231,912	371.59
VIP - Asset Manager: Growth	370	6,587	22.00
VIP - Asset Manager Growth Investor Class	501	9,594	21.85
VIP - Contrafund	2,890	94,594	48.17
VIP - Contrafund Investor Class	4,053	145,781	47.83
VIP - Balanced	706	12,447	23.29
VIP - Balanced Investor Class	12,018	213,173	23.08
VIP - Dynamic Capital Appreciation	110	1,519	17.36
VIP - Dynamic Capital Appreciation Investor Class	791	11,043	17.32
VIP - Growth & Income	706	13,655	22.36
VIP - Growth & Income Investor Class	1,136	24,316	22.25
VIP - Growth Opportunities	359	15,730	77.54

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities Investor Class	1,257	$66,171	$76.94
VIP - Mid Cap	657	23,127	38.72
VIP - Mid Cap Investor Class	1,318	47,447	38.44
VIP - Value Strategies	273	3,873	13.55
VIP - Value Strategies Investor Class	907	12,687	13.44
VIP - Utilities	107	1,885	18.04
VIP - Utilities Investor Class	719	12,808	17.91
VIP - Technology	1,150	22,781	30.99
VIP - Technology Investor Class	3,635	74,289	30.51
VIP - Energy	114	3,167	10.41
VIP - Energy Investor Class	383	9,009	10.39
VIP - Health Care	416	12,967	38.41
VIP - Heath Care Investor Class	1,851	57,456	38.04
VIP - Financial Services	105	1,442	12.38
VIP - Financial Services Investor Class	1,048	13,746	12.31
VIP - Industrials	89	1,987	23.29
VIP - Industrials Investor Class	618	13,996	23.10
VIP - Consumer Discretionary	75	1,791	34.37
VIP - Consumer Discretionary Investor Class	651	16,589	34.24
VIP - Real Estate	142	3,485	17.43
VIP - Real Estate Investor Class	807	17,014	17.32
VIP - Strategic Income	452	5,350	11.81
VIP - Strategic Income Investor Class	5,545	65,754	11.77
VIP - International Capital Appreciation	116	2,011	23.04
VIP - International Capital Appreciation Investor Class	1,589	27,932	22.85
VIP - Value	121	1,916	15.95
VIP - Value Investor Class	985	15,538	15.92
VIP - Freedom Income	72	833	12.74
VIP - Investor Freedom Income Investor Class	395	4,738	12.68
VIP - Freedom 2005	72	875	13.63
VIP - Investor Freedom 2005 Investor Class	195	2,304	12.97
VIP - Freedom 2010	81	1,047	14.28
VIP - Investor Freedom 2010 Investor Class	404	4,842	13.73
VIP - Freedom 2015	91	1,167	14.12
VIP - Investor Freedom 2015 Investor Class	679	8,044	13.73
VIP - Freedom 2020	173	2,284	15.03
VIP - Investor Freedom 2020 Investor Class	1,617	20,181	14.36
VIP - Freedom 2025	130	1,822	16.84
VIP - Investor Freedom 2025 Investor Class	1,373	18,245	15.74
VIP - Freedom 2030	77	1,121	16.83
VIP - Investor Freedom 2030 Investor Class	1,285	17,330	15.70
VIP - Freedom Lifetime Income I	132	1,513	12.11
VIP - Freedom Lifetime Income II	80	956	13.83
VIP - Freedom Lifetime Income III	180	2,192	14.72
VIP - Disciplined Small Cap	78	1,270	17.27
VIP - Disciplined Small Cap Investor Class	1,326	21,359	17.18
VIP - FundsManager 20% Investor Class	5,627	64,238	11.89
VIP - FundsManager 50% Investor Class	11,680	144,099	13.56
VIP - FundsManager 60% Investor Class	16,529	180,356	11.35
VIP - FundsManager 70% Investor Class	8,846	111,278	13.90
VIP - FundsManager 85% Investor Class	4,333	54,510	13.86
VIP - Consumer Staples	57	1,095	19.84
VIP - Consumer Staples Investor Class	922	17,372	19.75
VIP - Materials	43	654	14.17
VIP - Materials Investor Class	267	3,995	14.16
VIP - Communication Services	84	1,108	17.39
VIP - Communication Services Investor Class	547	7,600	17.23

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Emerging Markets	52	$670	$14.75
VIP - Emerging Markets Investor Class	1,320	17,193	14.68
VIP - Floating Rate High Income	90	890	9.66
VIP - Floating Rate High Income Investor Class	1,710	17,324	9.66
VIP - Bond Index	2,629	29,442	11.35
VIP - Total Market Index	1,116	12,807	14.07
VIP - Extended Market Index	408	4,457	12.52
VIP - International Index	1,078	10,480	10.95
VIF - Emerging Markets Equity	422	8,986	17.73
VIF - Emerging Markets Debt	1,382	12,744	7.74
VIF - Global Strategist	433	5,209	10.99
Invesco - V.I. Global Core Equity	474	4,775	11.49
WFF - VT Discovery	115	3,730	48.73
WFF - VT Opportunity	46	1,291	29.63
Lazard - Retirement Emerging Markets	361	9,084	20.91
PVIT - Commodity Real Return	254	3,096	6.05
PVIT - Low Duration	4,274	45,503	10.38
PVIT - Real Return Portfolio	1,415	20,516	13.92
PVIT - Total Return Portfolio	4,728	54,702	11.59
Blackrock - Global Allocation V.I.	1,768	31,382	19.41
FTVIP - Templeton Global Bond	561	10,851	13.82
FTVIP - Franklin U.S. Gov't Securities	700	8,851	12.08

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market
Units Issued	1,572	554	6	—
Units Redeemed	(1,462)	(637)	(10)	(5)
Net Increase (Decrease)	110	(83)	(4)	(5)
VIP - High Income
Units Issued	5	3	—	—
Units Redeemed	(19)	(10)	(3)	(3)
Net Increase (Decrease)	(14)	(7)	(3)	(3)
VIP - Equity-Income
Units Issued	11	4	—	—
Units Redeemed	(37)	(36)	(4)	(3)
Net Increase (Decrease)	(26)	(32)	(4)	(3)
VIP - Growth
Units Issued	15	5	1	—
Units Redeemed	(33)	(31)	(4)	(4)
Net Increase (Decrease)	(18)	(26)	(3)	(4)
VIP - Overseas
Units Issued	3	2	—	—
Units Redeemed	(16)	(26)	(2)	(1)
Net Increase (Decrease)	(13)	(24)	(2)	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Investment Grade Bond
Units Issued	127	22	—	—
Units Redeemed	(111)	(30)	(6)	(6)
Net Increase (Decrease)	16	(8)	(6)	(6)
VIP - Asset Manager
Units Issued	7	9	—	—
Units Redeemed	(30)	(51)	(3)	(2)
Net Increase (Decrease)	(23)	(42)	(3)	(2)
VIP - Index 500
Units Issued	102	28	—	—
Units Redeemed	(171)	(62)	(10)	(7)
Net Increase (Decrease)	(69)	(34)	(10)	(7)
VIP - Asset Manager: Growth
Units Issued	2	3	—	—
Units Redeemed	(9)	(10)	(3)	(1)
Net Increase (Decrease)	(7)	(7)	(3)	(1)
VIP - Contrafund
Units Issued	22	17	3	1
Units Redeemed	(80)	(107)	(12)	(8)
Net Increase (Decrease)	(58)	(90)	(9)	(7)
VIP - Balanced
Units Issued	23	46	—	—
Units Redeemed	(44)	(83)	(4)	(5)
Net Increase (Decrease)	(21)	(37)	(4)	(5)
VIP - Dynamic Capital Appreciation
Units Issued	4	3	—	—
Units Redeemed	(10)	(14)	(1)	—
Net Increase (Decrease)	(6)	(11)	(1)	—
VIP - Growth & Income
Units Issued	8	4	1	—
Units Redeemed	(39)	(36)	(6)	(5)
Net Increase (Decrease)	(31)	(32)	(5)	(5)
VIP - Growth Opportunities
Units Issued	77	80	3	5
Units Redeemed	(61)	(60)	(6)	(5)
Net Increase (Decrease)	16	20	(3)	—
VIP - Mid Cap
Units Issued	13	6	—	—
Units Redeemed	(76)	(62)	(9)	(8)
Net Increase (Decrease)	(63)	(56)	(9)	(8)
VIP - Value Strategies
Units Issued	26	11	3	—
Units Redeemed	(19)	(22)	(2)	(2)
Net Increase (Decrease)	7	(11)	1	(2)
VIP - Utilities
Units Issued	12	21	—	2
Units Redeemed	(50)	(10)	(7)	(3)
Net Increase (Decrease)	(38)	11	(7)	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Technology
Units Issued	174	67	15	4
Units Redeemed	(203)	(50)	(9)	(7)
Net Increase (Decrease)	(29)	17	6	(3)
VIP - Energy
Units Issued	24	7	—	1
Units Redeemed	(22)	(21)	(3)	(2)
Net Increase (Decrease)	2	(14)	(3)	(1)
VIP - Health Care
Units Issued	86	14	4	3
Units Redeemed	(98)	(62)	(3)	(1)
Net Increase (Decrease)	(12)	(48)	1	2
VIP - Financial Services
Units Issued	59	25	—	1
Units Redeemed	(69)	(57)	(1)	(10)
Net Increase (Decrease)	(10)	(32)	(1)	(9)
VIP - Industrials
Units Issued	4	3	3	—
Units Redeemed	(11)	(13)	(3)	(2)
Net Increase (Decrease)	(7)	(10)	—	(2)
VIP - Consumer Discretionary
Units Issued	9	7	—	1
Units Redeemed	(24)	(21)	—	(2)
Net Increase (Decrease)	(15)	(14)	—	(1)
VIP - Real Estate
Units Issued	6	6	—	—
Units Redeemed	(12)	(21)	(1)	—
Net Increase (Decrease)	(6)	(15)	(1)	—
VIP - Strategic Income
Units Issued	14	18	1	—
Units Redeemed	(33)	(67)	(5)	(4)
Net Increase (Decrease)	(19)	(49)	(4)	(4)
VIP - International Capital Appreciation
Units Issued	18	5	—	1
Units Redeemed	(18)	(22)	(2)	—
Net Increase (Decrease)	—	(17)	(2)	1
VIP - Value
Units Issued	4	3	—	—
Units Redeemed	(20)	(13)	(1)	(2)
Net Increase (Decrease)	(16)	(10)	(1)	(2)
VIP - Freedom Income
Units Issued	14	4	—	—
Units Redeemed	(26)	(11)	—	—
Net Increase (Decrease)	(12)	(7)	—	—
VIP - Freedom 2005
Units Issued	1	15	—	—
Units Redeemed	(3)	(3)	—	—
Net Increase (Decrease)	(2)	12	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Freedom 2010
Units Issued	6	15	—	—
Units Redeemed	(8)	(8)	—	—
Net Increase (Decrease)	(2)	7	—	—
VIP - Freedom 2015
Units Issued	4	7	—	—
Units Redeemed	(6)	(8)	—	—
Net Increase (Decrease)	(2)	(1)	—	—
VIP - Freedom 2020
Units Issued	4	1	—	—
Units Redeemed	(19)	(20)	—	—
Net Increase (Decrease)	(15)	(19)	—	—
VIP - Freedom 2025
Units Issued	1	27	—	—
Units Redeemed	(10)	(17)	—	—
Net Increase (Decrease)	(9)	10	—	—
VIP - Freedom 2030
Units Issued	5	2	—	—
Units Redeemed	(30)	(1)	—	—
Net Increase (Decrease)	(25)	1	—	—
VIP - Disciplined Small Cap
Units Issued	19	21	—	1
Units Redeemed	(37)	(29)	—	(4)
Net Increase (Decrease)	(18)	(8)	—	(3)
VIP - FundsManager 20% Investor Class
Units Issued	49	8	6	—
Units Redeemed	(11)	(24)	(5)	(5)
Net Increase (Decrease)	38	(16)	1	(5)
VIP - FundsManager 50% Investor Class
Units Issued	76	38	—	3
Units Redeemed	(40)	(70)	(22)	(23)
Net Increase (Decrease)	36	(32)	(22)	(20)
VIP - FundsManager 60% Investor Class
Units Issued	3	17	1	1
Units Redeemed	(16)	(117)	(6)	(5)
Net Increase (Decrease)	(13)	(100)	(5)	(4)
VIP - FundsManager 70% Investor Class
Units Issued	—	18	—	2
Units Redeemed	(76)	(19)	(22)	(12)
Net Increase (Decrease)	(76)	(1)	(22)	(10)
VIP - FundsManager 85% Investor Class
Units Issued	17	25	—	1
Units Redeemed	(42)	(2)	(2)	(3)
Net Increase (Decrease)	(25)	23	(2)	(2)
VIP - Consumer Staples
Units Issued	6	7	—	—
Units Redeemed	(10)	(12)	(1)	—
Net Increase (Decrease)	(4)	(5)	(1)	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Materials
Units Issued	3	—	—	—
Units Redeemed	(7)	(11)	—	—
Net Increase (Decrease)	(4)	(11)	—	—
VIP - Communication Services
Units Issued	10	24	—	—
Units Redeemed	(9)	(24)	—	—
Net Increase (Decrease)	1	—	—	—
VIP - Emerging Markets
Units Issued	16	12	—	—
Units Redeemed	(248)	(47)	—	(1)
Net Increase (Decrease)	(232)	(35)	—	(1)
VIP - Floating Rate High Income
Units Issued	44	10	1	1
Units Redeemed	(28)	(27)	(2)	(2)
Net Increase (Decrease)	16	(17)	(1)	(1)
VIP - Bond Index
Units Issued	523	34	6	—
Units Redeemed	(385)	(5)	(1)	(1)
Net Increase (Decrease)	138	29	5	(1)
VIP - Total Market Index
Units Issued	35	23	—	—
Units Redeemed	(24)	(17)	(4)	(1)
Net Increase (Decrease)	11	6	(4)	(1)
VIP - Extended Market Index
Units Issued	7	43	—	3
Units Redeemed	(37)	(10)	(2)	—
Net Increase (Decrease)	(30)	33	(2)	3
VIP - International Index
Units Issued	12	19	—	—
Units Redeemed	(1)	(6)	—	(1)
Net Increase (Decrease)	11	13	—	(1)
VIF - Emerging Markets Equity
Units Issued	—	7	—	—
Units Redeemed	(15)	(9)	(1)	(1)
Net Increase (Decrease)	(15)	(2)	(1)	(1)
VIF - Emerging Markets Debt
Units Issued	1	3	—	—
Units Redeemed	(6)	(5)	—	(1)
Net Increase (Decrease)	(5)	(2)	—	(1)
VIF - Global Strategist
Units Issued	—	1	—	—
Units Redeemed	(3)	(9)	(1)	(1)
Net Increase (Decrease)	(3)	(8)	(1)	(1)
Invesco - V.I. Global Core Equity
Units Issued	—	13	—	—
Units Redeemed	(32)	(10)	—	(1)
Net Increase (Decrease)	(32)	3	—	(1)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
WFF - VT Discovery
Units Issued	—	1	—	—
Units Redeemed	(6)	(4)	—	(1)
Net Increase (Decrease)	(6)	(3)	—	(1)
WFF - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(4)	(3)	(1)	—
Net Increase (Decrease)	(4)	(3)	(1)	—
Lazard - Retirement Emerging Markets
Units Issued	2	2	—	—
Units Redeemed	(7)	(16)	—	—
Net Increase (Decrease)	(5)	(14)	—	—
PVIT - Low Duration
Units Issued	156	37	—	—
Units Redeemed	(72)	(60)	—	—
Net Increase (Decrease)	84	(23)	—	—
PVIT - Real Return
Units Issued	10	6	—	—
Units Redeemed	(12)	(6)	—	—
Net Increase (Decrease)	(2)	—	—	—
PVIT - Total Return
Units Issued	35	33	—	—
Units Redeemed	(35)	(42)	—	—
Net Increase (Decrease)	—	(9)	—	—
Blackrock - Global Allocation V.I.
Units Issued	6	1	—	—
Units Redeemed	(6)	(4)	—	—
Net Increase (Decrease)	—	(3)	—	—
FTVIP - Templeton Global Bond
Units Issued	15	11	—	—
Units Redeemed	(13)	(19)	—	—
Net Increase (Decrease)	2	(8)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	70	19	—	—
Units Redeemed	(37)	(26)	—	—
Net Increase (Decrease)	33	(7)	—	—
	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market Investor Class
Units Issued	30,680	18,595	—	—
Units Redeemed	(27,994)	(17,604)	—	—
Net Increase (Decrease)	2,686	991	—	—
VIP - High Income Investor Class
Units Issued	514	498	—	—
Units Redeemed	(768)	(443)	—	—
Net Increase (Decrease)	(254)	55	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Equity-Income Investor Class
Units Issued	355	305	—	—
Units Redeemed	(364)	(339)	—	—
Net Increase (Decrease)	(9)	(34)	—	—
VIP - Growth Investor Class
Units Issued	408	201	—	—
Units Redeemed	(333)	(322)	—	—
Net Increase (Decrease)	75	(121)	—	—
VIP - Overseas, Investor Class
Units Issued	125	95	—	—
Units Redeemed	(303)	(173)	—	—
Net Increase (Decrease)	(178)	(78)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	2,376	1,421	—	—
Units Redeemed	(1,488)	(810)	—	—
Net Increase (Decrease)	888	611	—	—
VIP - Asset Manager Investor Class
Units Issued	128	102	—	—
Units Redeemed	(220)	(101)	—	—
Net Increase (Decrease)	(92)	1	—	—
VIP - Index 500
Units Issued	1,603	1,666	—	—
Units Redeemed	(2,542)	(1,028)	—	—
Net Increase (Decrease)	(939)	638	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	49	14	—	—
Units Redeemed	(61)	(11)	—	—
Net Increase (Decrease)	(12)	3	—	—
VIP - Contrafund Investor Class
Units Issued	818	595	—	—
Units Redeemed	(1,173)	(664)	—	—
Net Increase (Decrease)	(355)	(69)	—	—
VIP - Balanced Investor Class
Units Issued	1,390	1,160	—	—
Units Redeemed	(1,284)	(1,080)	—	—
Net Increase (Decrease)	106	80	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	98	52	—	—
Units Redeemed	(77)	(54)	—	—
Net Increase (Decrease)	21	(2)	—	—
VIP - Growth & Income Investor Class
Units Issued	104	142	—	—
Units Redeemed	(201)	(148)	—	—
Net Increase (Decrease)	(97)	(6)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	738	494	—	—
Units Redeemed	(549)	(269)	—	—
Net Increase (Decrease)	189	225	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Mid Cap Investor Class
Units Issued	359	214	—	—
Units Redeemed	(756)	(391)	—	—
Net Increase (Decrease)	(397)	(177)	—	—
VIP - Value Strategies Investor Class
Units Issued	259	81	—	—
Units Redeemed	(142)	(99)	—	—
Net Increase (Decrease)	117	(18)	—	—
VIP - Utilities Investor Class
Units Issued	160	269	—	—
Units Redeemed	(298)	(105)	—	—
Net Increase (Decrease)	(138)	164	—	—
VIP - Technology Investor Class
Units Issued	812	324	—	—
Units Redeemed	(668)	(335)	—	—
Net Increase (Decrease)	144	(11)	—	—
VIP - Energy Investor Class
Units Issued	356	134	—	—
Units Redeemed	(330)	(242)	—	—
Net Increase (Decrease)	26	(108)	—	—
VIP - Health Care Investor Class
Units Issued	371	231	—	—
Units Redeemed	(352)	(430)	—	—
Net Increase (Decrease)	19	(199)	—	—
VIP - Financial Services Investor Class
Units Issued	286	145	—	—
Units Redeemed	(431)	(255)	—	—
Net Increase (Decrease)	(145)	(110)	—	—
VIP - Industrials Investor Class
Units Issued	202	95	—	—
Units Redeemed	(256)	(151)	—	—
Net Increase (Decrease)	(54)	(56)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	204	113	—	—
Units Redeemed	(199)	(203)	—	—
Net Increase (Decrease)	5	(90)	—	—
VIP - Real Estate Investor Class
Units Issued	112	149	—	—
Units Redeemed	(210)	(162)	—	—
Net Increase (Decrease)	(98)	(13)	—	—
VIP - Strategic Income Investor Class
Units Issued	461	693	—	—
Units Redeemed	(1,181)	(666)	—	—
Net Increase (Decrease)	(720)	27	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	304	223	—	—
Units Redeemed	(293)	(241)	—	—
Net Increase (Decrease)	11	(18)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Value Investor Class
Units Issued	167	113	—	—
Units Redeemed	(240)	(100)	—	—
Net Increase (Decrease)	(73)	13	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	227	68	—	—
Units Redeemed	(251)	(26)	—	—
Net Increase (Decrease)	(24)	42	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	2	23	—	—
Units Redeemed	(77)	(24)	—	—
Net Increase (Decrease)	(75)	(1)	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	35	19	—	—
Units Redeemed	(49)	(21)	—	—
Net Increase (Decrease)	(14)	(2)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	40	31	—	—
Units Redeemed	(36)	(40)	—	—
Net Increase (Decrease)	4	(9)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	98	211	—	—
Units Redeemed	(342)	(197)	—	—
Net Increase (Decrease)	(244)	14	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	98	149	—	—
Units Redeemed	(81)	(84)	—	—
Net Increase (Decrease)	17	65	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	173	131	—	—
Units Redeemed	(160)	(242)	—	—
Net Increase (Decrease)	13	(111)	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	—	1
Units Redeemed	—	—	(7)	(7)
Net Increase (Decrease)	—	—	(7)	(6)
VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(4)	(5)
Net Increase (Decrease)	—	—	(3)	(4)
VIP - Freedom Lifetime Income III
Units Issued	—	—	1	—
Units Redeemed	—	—	(6)	(6)
Net Increase (Decrease)	—	—	(5)	(6)
VIP - Disciplined Small Cap Investor Class
Units Issued	163	187	—	—
Units Redeemed	(274)	(249)	—	—
Net Increase (Decrease)	(111)	(62)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - FundsManager 20% Investor Class
Units Issued	830	890	—	—
Units Redeemed	(1,258)	(489)	(2)	(3)
Net Increase (Decrease)	(428)	401	(2)	(3)
VIP - FundsManager 50% Investor Class
Units Issued	1,035	1,022	13	1
Units Redeemed	(1,079)	(1,200)	(26)	(18)
Net Increase (Decrease)	(44)	(178)	(13)	(17)
VIP - FundsManager 60% Investor Class
Units Issued	889	855	2	—
Units Redeemed	(718)	(639)	(27)	(51)
Net Increase (Decrease)	171	216	(25)	(51)
VIP - FundsManager 70% Investor Class
Units Issued	809	632	—	—
Units Redeemed	(899)	(694)	(17)	(5)
Net Increase (Decrease)	(90)	(62)	(17)	(5)
VIP - FundsManager 85% Investor Class
Units Issued	392	187	—	—
Units Redeemed	(203)	(404)	(3)	(4)
Net Increase (Decrease)	189	(217)	(3)	(4)
VIP - Consumer Staples Investor Class
Units Issued	147	164	—	—
Units Redeemed	(243)	(178)	—	—
Net Increase (Decrease)	(96)	(14)	—	—
VIP - Materials Investor Class
Units Issued	93	23	—	—
Units Redeemed	(91)	(190)	—	—
Net Increase (Decrease)	2	(167)	—	—
VIP - Communication Services Investor Class
Units Issued	232	154	—	—
Units Redeemed	(175)	(89)	—	—
Net Increase (Decrease)	57	65	—	—
VIP - Emerging Markets Investor Class
Units Issued	607	602	—	—
Units Redeemed	(470)	(555)	—	—
Net Increase (Decrease)	137	47	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	227	875	—	—
Units Redeemed	(1,535)	(1,061)	—	—
Net Increase (Decrease)	(1,308)	(186)	—	—
VIP - Bond Index
Units Issued	2,573	809	—	—
Units Redeemed	(1,620)	(96)	—	—
Net Increase (Decrease)	953	713	—	—
VIP - Total Market Index
Units Issued	520	502	—	—
Units Redeemed	(427)	(293)	—	—
Net Increase (Decrease)	93	209	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Extended Market Index
Units Issued	300	392	—	—
Units Redeemed	(372)	(144)	—	—
Net Increase (Decrease)	(72)	248	—	—
VIP - International Index
Units Issued	474	519	—	—
Units Redeemed	(308)	(110)	—	—
Net Increase (Decrease)	166	409	—	—
VIF - Emerging Markets Equity
Units Issued	137	26	—	—
Units Redeemed	(101)	(47)	—	—
Net Increase (Decrease)	36	(21)	—	—
VIF - Emerging Market Debt
Units Issued	104	175	—	—
Units Redeemed	(220)	(233)	—	—
Net Increase (Decrease)	(116)	(58)	—	—
VIF - Global Strategist
Units Issued	23	6	—	—
Units Redeemed	(37)	(63)	—	—
Net Increase (Decrease)	(14)	(57)	—	—
Invesco - V.I. Global Core Equity
Units Issued	58	22	—	—
Units Redeemed	(110)	(36)	—	—
Net Increase (Decrease)	(52)	(14)	—	—
Lazard - Retirement Emerging Markets
Units Issued	46	36	—	—
Units Redeemed	(114)	(120)	—	—
Net Increase (Decrease)	(68)	(84)	—	—
PVIT - Commodity Real Return
Units Issued	87	80	—	—
Units Redeemed	(149)	(187)	—	—
Net Increase (Decrease)	(62)	(107)	—	—
PVIT - Low Duration
Units Issued	1,622	420	—	—
Units Redeemed	(1,201)	(850)	—	—
Net Increase (Decrease)	421	(430)	—	—
PVIT - Real Return
Units Issued	210	117	—	—
Units Redeemed	(238)	(216)	—	—
Net Increase (Decrease)	(28)	(99)	—	—
PVIT - Total Return
Units Issued	764	563	—	—
Units Redeemed	(693)	(522)	—	—
Net Increase (Decrease)	71	41	—	—
Blackrock - Global Allocation V.I.
Units Issued	154	39	—	—
Units Redeemed	(304)	(203)	—	—
Net Increase (Decrease)	(150)	(164)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
FTVIP - Templeton Global Bond
Units Issued	83	153	—	—
Units Redeemed	(321)	(136)	—	—
Net Increase (Decrease)	(238)	17	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	464	71	—	—
Units Redeemed	(196)	(86)	—	—
Net Increase (Decrease)	268	(15)	—	—

	Growth and Guaranteed Income
(in thousands)	2020	2019
VIP - Government Money Market Investor Class
Units Issued	270	208
Units Redeemed	(306)	(228)
Net Increase (Decrease)	(36)	(20)
VIP - Balanced Investor Class
Units Issued	—	12
Units Redeemed	(249)	(330)
Net Increase (Decrease)	(249)	(318)
VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(289)	(578)
Net Increase (Decrease)	(289)	(578)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%	1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%	0.63%
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	970	$20.82	$20.09	$20,171	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
VIP - Government Money Market Investor Class
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%	(0.95%)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%	0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%	0.35%
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	8,751	$9.99	$9.06	$92,896	0.10%	1.40%	0.18%	0.08%	(1.22%)
VIP - High Income
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%	1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%	13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%)	(4.26%)
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%
2016	167	$51.64	$49.83	$8,580	0.80%	1.00%	5.26%	13.69%	13.46%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%	2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%	14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%)	(3.74%)
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
2016	2,613	$14.73	$23.20	$44,774	0.10%	0.25%	5.60%	14.52%	14.35%
VIP - Equity-Income
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%	5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%	26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%)	(9.21%)
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
2016	442	$103.72	$100.10	$45,709	0.80%	1.00%	2.27%	17.07%	16.84%
VIP - Equity-Income Investor Class
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%	6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%	27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%)	(8.60%)
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
2016	1,909	$21.64	$31.98	$39,641	0.10%	0.25%	2.45%	17.75%	17.57%
VIP - Growth
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%	42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%	32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
2016	349	$112.68	$108.75	$39,239	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
VIP - Growth Investor Class
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%	43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%	33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
2016	861	$22.79	$32.89	$19,053	0.10%	0.25%	—	0.61%	0.46%
VIP - Overseas
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%	14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%	26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%)	(15.66%)
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
2016	186	$42.08	$40.61	$7,834	0.80%	1.00%	1.37%	(5.82%)	(6.01%)
VIP - Overseas, Investor Class
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%	15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%	27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%)	(15.11%)
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
2016	1,114	$13.82	$19.09	$15,780	0.10%	0.25%	1.35%	(5.24%)	(5.38%)
VIP - Investment Grade Bond
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%	8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%	8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%)	(1.53%)
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
2016	499	$41.89	$40.43	$20,793	0.80%	1.00%	2.28%	3.90%	3.69%
VIP - Investment Grade Bond Investor Class
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%	9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%	9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%)	(0.82%)
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%
2016	4,104	$12.17	$15.60	$57,953	0.10%	0.25%	2.50%	4.63%	4.47%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%	13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%	17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%)	(6.30%)
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
2016	483	$53.49	$51.62	$25,809	0.80%	1.00%	1.40%	2.25%	2.04%
VIP - Asset Manager Investor Class
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%	14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%	17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%)	(5.63%)
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
2016	1,259	$15.20	$21.44	$21,205	0.10%	0.25%	1.33%	2.91%	2.76%
VIP - Index 500
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%	17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%	30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
2016	6,801	$23.19	$66.17	$193,210	0.10%	1.00%	1.64%	11.75%	10.74%
VIP - Asset Manager: Growth
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%	16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%	21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%)	(8.58%)
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
2016	203	$35.31	$34.08	$7,172	0.80%	1.00%	1.35%	1.64%	1.44%
VIP - Asset Manager: Growth Investor Class
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%	16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%	22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%)	(7.96%)
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
2016	363	$16.38	$23.83	$6,491	0.10%	0.25%	1.30%	2.25%	2.09%
VIP - Contrafund
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%	29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%	30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%)	(7.32%)
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
2016	1,279	$79.68	$76.89	$101,648	0.80%	1.00%	0.81%	7.14%	6.93%
VIP - Contrafund Investor Class
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%	30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%	31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
2016	5,336	$21.18	$32.26	$120,133	0.10%	0.25%	0.78%	7.81%	7.64%
VIP - Balanced
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%	21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%	23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%)	(5.18%)
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
2016	464	$29.69	$28.65	$13,730	0.80%	1.00%	1.35%	6.40%	6.19%
VIP - Balanced Investor Class
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%	20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%	22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%)	(5.63%)
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%
2016	9,242	$18.06	$26.23	$173,372	0.10%	1.40%	1.32%	7.07%	5.68%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%	32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%	28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%)	(5.84%)
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
2016	82	$27.01	$26.30	$2,216	0.80%	1.00%	0.72%	2.05%	1.85%
VIP - Dynamic Capital Appreciation Investor Class
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%	33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%	29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%)	(5.24%)
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
2016	331	$22.18	$35.16	$7,766	0.10%	0.25%	0.61%	2.71%	2.55%
VIP - Growth & Income
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%	6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%	28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
2016	474	$34.69	$33.47	$16,370	0.80%	1.00%	1.76%	15.15%	14.92%
VIP - Growth & Income Investor Class
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%	7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%	29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
2016	868	$23.64	$32.37	$19,877	0.10%	0.25%	1.71%	15.85%	15.67%
VIP - Growth Opportunities
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%	66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%	39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%	11.33%
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
2016	328	$25.06	$24.19	$8,188	0.80%	1.00%	0.26%	(0.47%)	(0.67%)
VIP - Growth Opportunities Investor Class
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%	68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%	40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%	12.12%
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
2016	547	$24.20	$40.06	$12,958	0.10%	0.25%	0.21%	0.15%	—
VIP - Mid Cap
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%	17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%	22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%)	(15.40%)
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
2016	744	$41.29	$39.93	$30,606	0.80%	1.00%	0.50%	11.34%	11.11%
VIP - Mid Cap Investor Class
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%	17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%	23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
2016	2,247	$18.89	$33.61	$49,747	0.10%	0.25%	0.46%	12.02%	11.85%
VIP - Value Strategies
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%	7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%	33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%
2016	160	$24.77	$24.12	$3,940	0.80%	1.00%	1.06%	8.75%	8.53%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies Investor Class
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%	7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%	33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%)	(17.58%)
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
2016	383	$20.64	$42.64	$8,234	0.10%	0.25%	1.03%	9.42%	9.26%
VIP - Utilities (8)
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%)	(1.18%)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%	21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%	7.72%
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
2016	95	$22.29	$21.61	$2,115	0.80%	1.00%	1.77%	13.18%	12.95%
VIP - Utilities Investor Class (8)
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%)	(0.51%)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%	22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%	8.39%
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
2016	418	$18.94	$23.58	$8,724	0.10%	0.25%	1.92%	13.92%	13.75%
VIP - Technology (8)
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%	63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%	49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
2016	451	$25.55	$24.77	$11,502	0.80%	1.00%	0.16%	10.48%	10.26%
VIP - Technology Investor Class (8)
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%	64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%	50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
2016	973	$22.08	$51.15	$25,187	0.10%	0.25%	0.07%	11.23%	11.06%
VIP - Energy (8)
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%)	(33.44%)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%	8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%)	(25.34%)
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
2016	191	$27.70	$26.86	$5,287	0.80%	1.00%	0.75%	32.77%	32.51%
VIP - Energy Investor Class (8)
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%)	(32.97%)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%	9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%)	(24.84%)
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
2016	807	$15.00	$22.29	$13,030	0.10%	0.25%	0.66%	33.57%	33.37%
VIP - Health Care (8)
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%	20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%	27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%	6.77%
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
2016	346	$35.39	$34.30	$12,220	0.80%	1.00%	0.13%	(11.15%)	(11.33%)
VIP - Health Care Investor Class (8)
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%	21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%	27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%	7.45%
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%
2016	1,359	$30.60	$44.76	$43,449	0.10%	0.25%	0.08%	(10.59%)	(10.73%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (8)
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%)	(0.25%)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%	32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%)	(16.58%)
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
2016	209	$14.32	$13.88	$2,983	0.80%	1.00%	1.02%	17.77%	17.53%
VIP - Financial Services Investor Class (8)
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%	0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%	33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%)	(16.03%)
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
2016	755	$19.68	$30.81	$11,900	0.10%	0.25%	0.68%	18.39%	18.21%
VIP - Industrials (8)
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%	11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%	26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%)	(15.97%)
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
2016	84	$40.73	$39.48	$3,445	0.80%	1.00%	0.71%	14.94%	14.71%
VIP - Industrials Investor Class (8)
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%	11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%	27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%)	(15.40%)
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
2016	652	$23.27	$40.87	$16,918	0.10%	0.25%	0.62%	15.62%	15.44%
VIP - Consumer Discretionary (8)
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%	34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%	25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
2016	77	$25.78	$24.99	$1,978	0.80%	1.00%	0.64%	4.39%	4.18%
VIP - Consumer Discretionary Investor Class (8)
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%	35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%	26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
2016	518	$24.40	$44.28	$12,810	0.10%	0.25%	0.65%	5.01%	4.86%
VIP - Real Estate
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%)	(7.49%)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%	21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
2016	135	$34.62	$33.70	$4,679	0.80%	1.00%	1.37%	4.90%	4.69%
VIP - Real Estate Investor Class
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%)	(6.85%)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%	22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%)	(6.57%)
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
2016	987	$20.01	$48.57	$21,557	0.10%	0.25%	1.41%	5.54%	5.38%
VIP - Strategic Income
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%	6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%	9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%)	(3.55%)
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%
2016	371	$19.02	$18.54	$7,038	0.80%	1.00%	3.59%	7.40%	7.19%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income Investor Class
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%	7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%	10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%)	(2.86%)
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
2016	4,495	$13.01	$18.86	$70,663	0.10%	0.25%	3.62%	8.06%	7.90%
VIP - International Capital Appreciation
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%	21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%	32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%)	(13.63%)
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
2016	100	$15.43	$15.08	$1,536	0.80%	1.00%	0.85%	(3.76%)	(3.95%)
VIP - International Capital Appreciation, Investor Class
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%	21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%	32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
2016	850	$16.24	$30.96	$13,906	0.10%	0.25%	0.86%	(3.11%)	(3.25%)
VIP - Value
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%	5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%	30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%)	(14.71%)
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
2016	129	$19.88	$19.42	$2,555	0.80%	1.00%	0.99%	11.18%	10.96%
VIP - Value Investor Class
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%	5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%	31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%)	(14.09%)
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
2016	614	$22.34	$39.03	$13,526	0.10%	0.25%	1.02%	11.77%	11.60%
VIP - Freedom Income
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%	9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%	11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%)	(2.75%)
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
2016	75	$14.54	$14.54	$1,084	0.80%	0.80%	1.43%	3.67%	3.67%
VIP - Investor Freedom Income Investor Class
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%	10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%	11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%)	(2.28%)
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
2016	217	$12.70	$15.60	$3,188	0.10%	0.25%	2.42%	4.33%	4.17%
VIP - Freedom 2005
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%	10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%	12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
2016	25	$15.68	$15.68	$398	0.80%	0.80%	1.54%	4.16%	4.16%
VIP - Investor Freedom 2005 Investor Class
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%	10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%	13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%)	(3.28%)
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%
2016	263	$14.07	$19.17	$3,943	0.10%	0.25%	1.87%	4.83%	4.68%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%	11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%	15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%)	(4.78%)
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
2016	64	$16.81	$16.81	$1,084	0.80%	0.80%	1.43%	4.61%	4.61%
VIP - Investor Freedom 2010 Investor Class
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%	12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%	15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%)	(4.30%)
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
2016	318	$15.05	$20.88	$5,513	0.10%	0.25%	1.51%	5.23%	5.07%
VIP - Freedom 2015
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%	12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%	17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%)	(5.83%)
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
2016	106	$17.28	$17.28	$1,828	0.80%	0.80%	1.31%	5.07%	5.07%
VIP - Investor Freedom 2015 Investor Class
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%	13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%	17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%)	(5.26%)
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
2016	403	$15.34	$21.55	$7,380	0.10%	0.25%	1.50%	5.72%	5.56%
VIP - Freedom 2020
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%	14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%	19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%)	(6.62%)
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
2016	156	$17.43	$17.43	$2,723	0.80%	0.80%	1.50%	5.27%	5.27%
VIP - Investor Freedom 2020 Investor Class
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%	14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%	19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%)	(6.18%)
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
2016	1,118	$15.93	$23.25	$19,636	0.10%	0.25%	1.48%	5.93%	5.77%
VIP - Freedom 2025
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%	15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%	20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%)	(7.27%)
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
2016	77	$18.34	$18.34	$1,412	0.80%	0.80%	1.60%	5.34%	5.34%
VIP - Investor Freedom 2025 Investor Class
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%	15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%	21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%)	(6.79%)
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
2016	582	$16.83	$24.89	$11,130	0.10%	0.25%	1.66%	6.00%	5.84%
VIP - Freedom 2030
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%	15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%	23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%)	(8.52%)
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%
2016	62	$18.19	$18.19	$1,129	0.80%	0.80%	1.46%	5.75%	5.75%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2030 Investor Class
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%	16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%	24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%)	(8.11%)
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
2016	559	$17.25	$25.95	$10,344	0.10%	0.25%	1.11%	6.40%	6.24%
VIP - Freedom Lifetime Income I
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%	9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%	11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%)	(3.16%)
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
2016	113	$16.07	$16.07	$1,822	0.60%	0.60%	1.76%	4.42%	4.42%
VIP - Freedom Lifetime Income II
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%	12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%	15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%)	(4.53%)
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
2016	62	$16.91	$16.91	$1,049	0.60%	0.60%	1.88%	5.27%	5.27%
VIP - Freedom Lifetime Income III
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%	14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%	19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
2016	123	$18.14	$18.14	$2,235	0.60%	0.60%	1.75%	6.19%	6.19%
VIP - Disciplined Small Cap
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%	17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%	22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%)	(13.96%)
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
2016	109	$19.04	$18.64	$2,079	0.80%	1.00%	0.70%	21.70%	21.46%
VIP - Disciplined Small Cap Investor Class
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%	18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%	23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
2016	1,032	$25.21	$37.13	$23,607	0.10%	0.25%	0.64%	22.42%	22.24%
VIP - FundsManager 20% Investor Class
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%	7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%	9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%)	(2.66%)
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
2016	4,291	$12.59	$13.25	$59,943	0.10%	1.00%	1.17%	2.73%	1.81%
VIP - FundsManager 50% Investor Class
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%	12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%	16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%)	(6.16%)
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
2016	7,394	$14.97	$14.53	$116,515	0.10%	1.00%	1.27%	4.12%	3.18%
VIP - FundsManager 60% Investor Class
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%	13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%	18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%)	(7.76%)
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%
2016	10,498	$15.88	$19.79	$160,742	0.10%	1.40%	1.25%	4.68%	3.32%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%	14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%	21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%)	(8.42%)
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
2016	4,983	$16.65	$14.87	$82,243	0.10%	1.00%	1.09%	4.85%	3.91%
VIP - FundsManager 85% Investor Class
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%	16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%	24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%)	(9.81%)
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
2016	2,016	$17.68	$14.88	$34,816	0.10%	1.00%	0.93%	5.55%	4.60%
VIP - Consumer Staples (8)
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%	10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%	30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%)	(16.68%)
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
2016	133	$22.53	$22.10	$2,986	0.80%	1.00%	1.14%	2.89%	2.69%
VIP - Consumer Staples Investor Class (8)
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%	11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%	31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%)	(16.13%)
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
2016	998	$22.13	$29.53	$23,031	0.10%	0.25%	1.40%	3.57%	3.41%
VIP - Materials (8)
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%	20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%	12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%)	(24.22%)
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
2016	47	$17.75	$17.40	$831	0.80%	1.00%	0.90%	11.30%	11.08%
VIP - Materials Investor Class (8)
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%	21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%	12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%)	(23.84%)
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
2016	276	$17.28	$37.64	$5,087	0.10%	0.25%	0.89%	11.95%	11.78%
VIP - Communication Services (5), (8)
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%	34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%	31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%)	(6.31%)
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
2016	102	$15.66	$15.35	$1,606	0.80%	1.00%	1.38%	21.82%	21.58%
VIP - Communication Services Investor Class (5), (8)
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%	35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%	32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%)	(5.63%)
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
2016	350	$21.06	$39.76	$6,603	0.10%	0.25%	1.46%	22.57%	22.39%
VIP - Emerging Markets
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%	29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%	28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%)	(18.82%)
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%
2016	33	$7.61	$7.48	$251	0.80%	1.00%	0.34%	2.41%	2.21%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%	30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%	29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)	(18.23%)
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
2016	546	$10.17	$21.14	$5,256	0.10%	0.25%	0.59%	2.96%	2.81%
VIP - Floating Rate High Income
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%	1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%	7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%)	(1.17%)
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
2016	28	$10.62	$10.57	$295	0.80%	1.00%	4.59%	8.31%	8.09%
VIP - Floating Rate High Income Investor Class
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%	2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%	8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%)	(0.45%)
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
2016	1,797	$10.82	$10.78	$19,415	0.10%	0.25%	4.35%	9.05%	8.89%
VIP - Bond Index (6)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%	6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%	7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%	1.43%
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%	19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%	29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%	15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%	24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%)	(15.93%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%	9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%	20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (7)
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%	13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%	18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
2016	342	$10.03	$23.57	$5,173	0.10%	1.00%	0.49%	6.63%	5.67%
VIF - Emerging Markets Debt (7)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%	4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%	13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%)	(7.88%)
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%
2016	760	$12.74	$31.64	$12,923	0.10%	1.00%	5.42%	10.44%	9.45%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Global Strategist (7)
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%	9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%	16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%)	(7.44%)
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
2016	326	$14.40	$15.53	$4,691	0.10%	1.00%	—	5.47%	4.52%
Invesco - V.I. Global Core Equity (7)
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%	12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%	23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%)	(16.17%)
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
2016	228	$14.79	$17.55	$3,235	0.10%	1.00%	1.05%	6.71%	5.75%
WFF - VT Discovery (7)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%	61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%	37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	—	28.10%	27.84%
2016	87	$37.26	$35.96	$3,250	0.80%	1.00%	—	6.78%	6.57%
WFF - VT Opportunity (7)
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%	19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%	30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%)	(8.08%)
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
2016	38	$39.31	$37.94	$1,485	0.80%	1.00%	2.08%	11.33%	11.11%
Lazard - Retirement Emerging Markets
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%	17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
2016	1,014	$10.51	$13.21	$12,680	0.10%	1.00%	1.52%	21.00%	19.91%
PVIT - Commodity Real Return
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%	0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%	10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%)	(14.82%)
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
2016	341	$6.06	$5.80	$2,053	0.10%	1.00%	1.15%	15.04%	14.00%
PVIT - Low Duration
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%	1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%	2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
2016	3,749	$10.99	$10.91	$42,319	0.10%	1.00%	1.49%	1.30%	0.39%
PVIT - Real Return
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%	10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%	7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
2016	1,704	$11.57	$12.04	$20,809	0.10%	1.00%	2.27%	5.09%	4.14%
PVIT - Total Return
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%	7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%	7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%
2016	3,826	$11.89	$12.20	$47,792	0.10%	1.00%	2.08%	2.57%	1.65%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%	19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%	16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
2016	2,649	$12.21	$11.69	$32,174	0.10%	1.00%	1.04%	3.85%	2.92%
FTVIP - Templeton Global Bond
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%)	(6.04%)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%	1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%	1.12%
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	—	1.82%	1.11%
2016	1,136	$10.96	$10.50	$12,398	0.10%	1.00%	—	2.84%	1.91%
FTVIP - Franklin U.S. Gov't Securities
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%	3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%	4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%	(0.47%)
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%
2016	645	$10.34	$10.00	$6,648	0.10%	0.80%	2.49%	0.56%	(0.14%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  During 2018 the following underlying funds were renamed:

Old Name

VIP - Telecommunications

VIP - Telecommunications Investor Class

New Name

VIP - Communication Services

VIP - Communication Services Investor Class

(6)  During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

(7)  During 2017, the following underlying funds were renamed:

Old Name

UIF - Emerging Markets Equity

UIF - Emerging Markets Debt

UIF - Global Strategist

WF AF - Advantage VT Discovery

WF AF - Advantage VT Opportunity

Invesco - Van Kampen Global Core Equity

New Name

VIF - Emerging Markets Equity

VIF - Emerging Markets Debt

VIF - Global Strategist

WFF - VT Discovery

WFF - VT Opportunity

Invesco - V.I. Global Core Equity

(8)  Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Utilities

VIP - Technology

VIP - Energy

VIP - Health Care

VIP - Consumer Discretionary

VIP - Consumer Staples

VIP - Materials

VIP - Communication Services

VIP - Financial Services

VIP - Industrials Investor Class

VIP - Utilities Investor Class

VIP - Technology Investor Class

VIP - Energy Investor Class

VIP - Health Care Investor Class

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples Investor Class

VIP - Materials Investor Class

VIP - Communication Services Investor Class

VIP - Financial Services Investor Class
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

7. Commitments and Contingencies

In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Account believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

8. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)
Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 29, 2021

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
for the years ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company, which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2020.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2021

1

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2020	2019

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $213,874 in 2020 and $212,417 in 2019	$230,053	$219,331
Policy loans	42	42
Total Investments	230,095	219,373

Cash and cash equivalents	17,201	7,758
Accrued investment income	1,712	1,834
Deferred policy acquisition costs	60,091	58,670
Reinsurance deposit and receivables	28,298	29,879
Income taxes receivable	1,231	1,413
Other assets	2,282	1,930
Separate account assets	3,422,373	2,989,669
Total Assets	3,763,283	3,310,526

LIABILITIES
Future contract and policy benefits	53,207	55,387
Contract holder deposit funds	96,948	95,994
Other liabilities and accrued expenses	3,687	3,558
Deferred tax liability, net	8,832	7,137
Investment trades payable, net	824	920
Payable to parent and affiliates, net	194	896
Separate account liabilities	3,422,373	2,989,669
Total Liabilities	3,586,065	3,153,561

Commitments and Contingencies (Note 11)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	9,259	4,047
Retained earnings	152,459	137,418
Total Stockholder's Equity	177,218	156,965
Total Liabilities and Stockholder's Equity	$3,763,283	$3,310,526

The accompanying notes are an integral part of the financial statements

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2020	2019	2018
REVENUES
Fees charged to contract holders	$10,694	$10,166	$10,389
Fund administration fees (1)	7,857	7,255	7,167
Net investment income	5,421	5,817	5,344
Interest on reinsurance deposit	1,137	1,186	1,213
Premiums, net	258	653	345
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	2,815	1,014	(1,237)

Total Revenues	28,182	26,091	23,221

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	4,311	4,249	9,798
Contract and policy benefits and expenses	5,857	6,998	6,909

Total Benefits and Expenses	10,168	11,247	16,707

Income before income taxes	18,014	14,844	6,514

Income tax expense	2,973	1,576	757
Net Income	15,041	13,268	5,757

Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	9,412	9,521	(5,315)
Reclassification adjustment for net realized (gains) losses included in net income	(2,815)	(1,014)	1,237
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,385)	(984)	58
Other comprehensive income (loss), net of tax	5,212	7,523	(4,020)
Comprehensive Income	$20,253	$20,791	$1,737

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2020, 2019, and 2018

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2017	$2,000	$13,500	$544	$118,397	$134,441

Comprehensive income:
Net income	—	—	—	5,757	5,757
Other comprehensive (loss) income	—	—	(4,020)	—	(4,020)

Balance at December 31, 2018	$2,000	$13,500	$(3,476)	$124,154	$136,178

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(4)	(4)
Net income	—	—	—	13,268	13,268
Other comprehensive income (loss)	—	—	7,523	—	7,523

Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

Comprehensive income:
Net income	—	—	—	15,041	15,041
Other comprehensive income (loss)	—	—	5,212	—	5,212

Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2020	2019	2018
Cash flows provided by (used for) operating activities:
Net income	$15,041	$13,268	$5,757
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	269	157	232
Net realized investment (gains) losses on sales	(2,815)	(1,014)	1,237
Provision (benefit) for deferred taxes	310	652	229
Change in assets and liabilities:
Accrued investment income	122	(125)	(80)
Deferred policy acquisition costs, net of amortization	(2,542)	(4,164)	1,259
Future contract and policy benefits, net	4,792	5,675	5,353
Reinsurance deposit and receivables	1,581	1,966	1,651
Payable to parent and affiliates, net	(702)	167	(87)
Income taxes receivable / payable	182	(1,682)	(307)
Other assets and other liabilities, net	(223)	(1,443)	1,140

Net cash provided by operating activities	16,015	13,457	16,384

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(87,062)	(63,820)	(65,144)
Proceeds from sales of debt securities	72,857	54,404	52,360
Proceeds from maturities and calls of debt securities	15,294	6,657	7,002
Investment trades payable/ receivable, net	(96)	(291)	842
Change in policy loans	—	(3)	(2)

Net cash provided by (used for) investing activities	993	(3,053)	(4,942)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	113,525	133,940	122,373
Net transfers from separate accounts	63,465	46,763	69,534
Withdrawals from variable annuity contracts	(179,933)	(188,420)	(195,158)
Withdrawals from fixed annuity contracts	(4,622)	(4,843)	(5,068)

Net cash used for financing activities	(7,565)	(12,560)	(8,319)

Net increase (decrease) in cash and cash equivalents	9,443	(2,156)	3,123

Cash and cash equivalents:
Beginning of year	7,758	9,914	6,791
End of year	$17,201	$7,758	$9,914

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
The Company evaluates available-for-sale investments that experience declines in fair value for impairment.
Beginning on January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income ("OCI"). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.
Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,970 and $6,620 at December 31, 2020, and 2019, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,136 and $704 at December 31, 2020, and 2019, respectively.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition (continued)
fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Reinsurance Deposit and Receivables (continued)
Beginning on January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default ("PD") / loss-given-default ("LGD") models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management's estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s statements of comprehensive income.
Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs (continued)
result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2020, 2019, or 2018.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses ("CECL"). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the financial statements.
The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the financial statements. A cumulative effect adjustment of $4, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the financial statements.
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (continued)
will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$257	$381
Change in benefit ratio estimate	(7)	(210)
Interest on reserve	17	11
Claims paid	(370)	(65)
Accrual of benefit ratio	202	140
Ending Balance	$99	$257

The reinsurance recoverables associated with the GMDB were $96 and $256 at December 31, 2020 and 2019, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 30 years from issue.
•The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
•The base lapse rate assumption varies from 4.3% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.
•The annual lapse rate for anticipated internal replacements is 1.3%.
•The discount rate is 6.83%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2020 and 2019. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2020	2019
Net deposits paid
Account value	$563,730	$499,128
Net amount at risk	$5,340	$6,338
Average attained age of contract holders	70	69
Ratchet (highest historical account value at specified anniversary dates)
Account value	$29,756	$26,612
Net amount at risk	$1,087	$1,548
Average attained age of contract holders	73	72
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½ or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$210	$248
Change in benefit ratio estimate	216	(59)
Interest on reserve	22	10
Accrual of benefit ratio	23	11
Ending Balance	$471	$210

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $454 and $203 at December 31, 2020, and 2019, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 50 years from issue for 2020 and 30 years for 2019. During 2020, the Company updated the projection period assumption for the GMWB liability based on the Company's past experience and judgements about the future.
•The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•Separate benefit ratios were calculated for single life and joint life policies.
•For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 14 ½ years from issue and age 59½.
•The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2.
•The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.
•The discount rate is 6.425%, adjusted for maintenance and expense charges.
The table below displays the account value and guaranteed withdrawal values at December 31, 2020, and 2019:

	Years Ended December 31,
	2020	2019
Account value	$139,882	$130,679
GWB value	$130,779	$131,728
Average attained age of contract holders	78	78

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS:
The components of net investment income were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities	$6,396	$6,600	$6,098
Cash and cash equivalents	41	201	110
Other	2	2	2
Total investment income	6,439	6,803	6,210
Less: investment expenses	1,018	986	866
Net investment income	$5,421	$5,817	$5,344

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities:
Gross realized gains	$3,765	$1,246	$39
Gross realized losses	(950)	(232)	(1,276)
Total realized investment gains (losses)	$2,815	$1,014	$(1,237)

There were no realized investment losses as a result of impairments in 2020, 2019 or 2018. There were no debt securities that were non-income producing for 2020, 2019 or 2018, respectively. There was no interest foregone by non-income producing securities for 2020, 2019, and 2018, respectively.
Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2020	2019

Debt securities	$16,179	$6,914
DAC, Premium deficiency reserves	(4,458)	(1,790)
Deferred income tax (expense) benefit	(2,462)	(1,077)
	$9,259	$4,047

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2020 were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$5,771	$(72)	3	$—	$—	—	$5,771	$(72)	3
Corporate and other debt securities	1,625	(23)	4	—	—	—	1,625	(23)	4
Mortgage and asset-backed securities	—	—	—	83	(2)	1	83	(2)	1
Total	$7,396	$(95)	7	$83	$(2)	1	$7,479	$(97)	8

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	—	—	—	763	(13)	4	763	(13)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$—	$—	—	$763	$(13)	4	$763	$(13)	4

The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2020. The declines in fair value was primarily due to an increase in interest rates from the securities purchase date. The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2020. The allowance for credit losses was zero as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value of 98%% of amortized cost as of December 31, 2020.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(77)	3	$2,591	$(5)	1	$7,145	$(82)	4
State and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate and other debt securities	3,203	(10)	9	2,191	(1)	9	5,394	(11)	18
Mortgage and asset-backed securities	125	—	1	540	(9)	4	665	(9)	5
Total	$8,133	$(88)	14	$5,322	$(15)	14	$13,455	$(103)	28

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate and other debt securities	—	—	—	287	—	1	287	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$—	$—	—	$287	$—	1	$287	$—	1

The Company believes that declines in the fair value of the securities above were temporary as of December 31,2019, primarily due to an increase in interest rates from the securities purchase date. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2019. Investments in below investment grade securities have an average fair value of 100% of amortized cost as of December 31, 2019, respectively.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$25,677	$1,681	$(72)	$—	$27,286
States and political subdivisions	1,371	149	—	—	1,520
Corporate and other debt securities	185,110	14,433	(36)	—	199,507
Mortgage and asset-backed securities	1,716	26	(2)	—	1,740
Total debt securities	$213,874	$16,289	$(110)	$—	$230,053

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$37,399	$780	$(82)	$—	$38,097
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	171,447	6,169	(11)	—	177,605
Mortgage and asset-backed securities	2,608	16	(9)	—	2,615
Total debt securities	$212,417	$7,017	$(103)	$—	$219,331
During 2020 and 2019, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.
Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $72,857, $54,404 and $52,360 in 2020, 2019 and 2018, respectively.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities at December 31, 2020, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$21,051	$21,272
Due after 1 year through 5 years	90,188	96,381
Due after 5 years through 10 years	79,195	85,772
Due after 10 years	21,724	24,888
Mortgage and asset-backed securities	1,716	1,740
	$213,874	$230,053
At December 31, 2020, and 2019, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $424 respectively. At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $406 respectively.
5. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.
Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:
•Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,286	$—	$—	$27,286
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	199,507	—	199,507
Mortgage and asset-backed securities	—	1,740	—	1,740
Total available-for-sale debt securities	27,286	202,767	—	230,053
Cash equivalents	16,970	—	—	16,970
Subtotal excluding separate account assets	44,256	202,767	—	247,023
Separate account assets	3,422,373	—	—	3,422,373
Total	$3,466,629	$202,767	$—	$3,669,396

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$38,097	$—	$—	$38,097
States and political subdivisions	—	1,014		1,014
Corporate and other debt securities	—	177,605	—	177,605
Mortgage and asset-backed securities	—	2,615	—	2,615
Total available-for-sale debt securities	38,097	181,234	—	219,331
Cash equivalents	6,620	—	—	6,620
Subtotal excluding separate account assets	44,717	181,234	—	225,951
Separate account assets	2,989,669	—	—	2,989,669
Total	$3,034,386	$181,234	$—	$3,215,620
There were no Level 3 assets held by the Company during 2020 or 2019. There were no transfers into or out of Level 3 during 2020 or 2019.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Policy loans	$42	$42	$42	$42
Reinsurance deposit and receivables	28,298	30,582	29,879	31,613
	$28,340	$30,624	$29,921	$31,655

Financial Liabilities:
Contract holder deposit funds	$96,948	$101,842	$95,994	$99,413
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
6. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$2,640	$908	$465
State	23	16	63
	2,663	924	528
Deferred:
Federal	310	652	229

Income tax expense	$2,973	$1,576	$757

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2020	2019
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(9,694)	$(9,344)
Contract holder reserves	3,809	3,162
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	321	385
Unrealized gains on available-for-sale securities	(3,398)	(1,452)
Deferred revenue	86	90
Other, net	44	22
Net deferred tax liability before valuation allowance	(8,832)	(7,137)
Valuation allowance	—	—
Net deferred tax liability after valuation allowance	$(8,832)	$(7,137)
The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2020	2019	2018

Beginning balance	$—	$969	$—
Additions charged to expense, equity	—	—	969
Reductions for recoveries	—	(969)	—
Ending balance	$—	$—	$969

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2020	2019	2018

Tax provision at U.S. Federal statutory rate	$3,783	$3,117	$1,368
Dividends received deduction	(1,555)	(1,218)	(1,240)
(Decrease) increase in valuation allowance	—	(165)	165
Provision to return adjustment	707	(83)	297
Other, net	38	(75)	167
Income tax expense (benefit)	$2,973	$1,576	$757

Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs. The effects of tax legislation were recognized in the period of

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
enactment. The Company made additional refinements to life insurance tax reserves under TCJA during the year ended December 31, 2018.
The Company paid FILI net federal and state income taxes of $2,481, $2,606, and $835 in 2020, 2019, and 2018 respectively, related to the Company’s separate-company basis.
The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.
The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.
On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the "CARES Act") was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses ("NOLs") originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company's financial statements.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2017. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.
The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.
7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2020, 2019 or 2018, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2020	2019	2018

Statutory net income	$10,778	$9,230	$7,825
Statutory surplus	$110,443	$100,022	$90,200
8.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $7,135, $6,541 and $6,418 in 2020, 2019 and 2018, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $3,394, $4,029, and $3,666 in 2020, 2019 and 2018, respectively.
The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $3,269, $3,801, and $3,612 with FILI and $290, $511 and $489 with FMR LLC and its subsidiaries in 2020, 2019 and 2018 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.
The Company has an agreement with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $652, $613, and $582 in 2020, 2019 and 2018, respectively for such services.
FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $204, $181, and $153 in 2020, 2019 and 2018, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $459, $1,038, and $1,010 in 2020, 2019 and 2018, respectively.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2020	2019	2018
Underwriting, acquisition and insurance expenses:
Commissions, gross	$3,394	$4,029	$3,666
Compensation and benefits	1,866	2,466	2,290
Capitalization of deferred policy acquisition costs	(3,411)	(4,032)	(3,670)
Amortization of deferred policy acquisition costs	869	(132)	4,929
Rent expense	181	165	149
Taxes, licenses and fees	(178)	75	612
General insurance expenses	1,590	1,678	1,822

Total underwriting, acquisition and insurance expenses	$4,311	$4,249	$9,798
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,383, $3,416, and increased amortization by $836 in 2020, 2019 and 2018, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
10. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.
Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2020	2019
Reinsurance deposits and receivables:
Principal Life Insurance Company	$24,700	$26,166

Contract holder deposit funds and future contract and policy benefits	$24,700	$26,166

Interest on reinsurance deposit	$1,131	$1,156

Contract and policy benefits and expenses	$1,018	$1,032
The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.
The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2020.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2020	2019	2018

Direct life premiums	$892	$1,019	$1,056
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(634)	(366)	(711)
Net premiums	$258	$653	$345

Direct contract and policy benefits	$5,792	$7,408	$6,864
Reinsurance ceded benefits incurred	(1,102)	(1,617)	(1,302)
Reinsurance costs	1,167	1,207	1,347
Net contract and policy benefits	$5,857	$6,998	$6,909
`
11. COMMITMENTS AND CONTINGENCIES:
In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Company believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

11. COMMITMENTS AND CONTINGENCIES (CONTINUED):
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2021 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

28

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2020.

Statement of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2020 and 2019.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

Statements of Changes in Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“ Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A, incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC., incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

(4)(a) Variable Income Annuity Qualified Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006

(4)(b) Variable Income Annuity Non-qualified Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006

(5)      Application for Variable Income Annuity incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on March 30, 2006

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

(b) Amended Bylaws of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

(7) Not Applicable

(8(a)   Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

(b)  Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

(9) Legal opinion and consent of Lance A. Warrick filed herein as exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Powers of Attorney

(a)                                 Power of Attorney for William J. Johnson, Jr., incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(b)                                 Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(c)                                  Power of Attorney for Peter G. Johannsen incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(d)                                 Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(e)                                  Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(f)                                   Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(g)                                  Power of Attorney for Sriram Subramaniam incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(h)                                 Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016

(i)                                     Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2018

(j)                                    Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2018

(k)                                 Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2020

(l)                                     Power of Attorney for Wendy E. John filed herewith

(14)(a)                 Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

(b)               Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 25, 1997

Item 25 .Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

WENDY E. JOHN, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors

James F. Andrea, Jr.	Head of Client Services & Operations
Richard S. Rowland,	Vice President, Channel Development
Miles Mei,	Chief Financial Officer & Treasurer
Tamara Bogojevic-Catanzano	Illustration Actuary
Robert K. Leach,	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Felicia F. Tierney,	Vice President, Human Resources
Deepa Rao,	Vice President, Technology Management
Brian N. Leary,	Vice President, Consumer Services Officer and Chief Compliance Officer
Lance A. Warrick,	Vice President, General Counsel and Secretary

The principal business address for each person listed in item 25 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2021, there were 98 Qualified Contracts and 12 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, President and Chief Executive Officer
	David W. Morse	Director
	David Canter	Director
	David Golino	Chief Financial Officer
	Michael Lyons	Senior Vice President and Treasurer
	Eric C. Green	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Carrie Chelko Lisa D. Krieser	Chief Compliance Officer Assistant Secretary

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2020, 2019, and 2018 were $3,268,846, $3,801,432, and $3,612,137 respectively.

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

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SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2021.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2021.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Peter G. Johnannsen	Director	)
)
/s/ *		) By:	/s/ Lance A. Warrick
Jane P. Jamieson	Director	)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)

		)) By:	/s/ Lance A. Warrick
/s/ *		)	Lance A. Warrick
Wendy E. John	Director	)	(Attorney-in-Fact)*
)
/s/ *		)
Nancy D. Prior	Director		)
)
/s/ *			)
Sriram Subramaniam	Director		)
)
)
/s/ *			)
David J. Vargo	Director		)
)